UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.8%)
Abercrombie & Fitch Co. Cl A	6,747	307,933
Amazon.com, Inc.*	25,886	3,513,507
Apollo Group, Inc.*	9,462	579,926
AutoNation, Inc.*	6,822	123,342
AutoZone, Inc.*	2,238	387,375
Bed Bath & Beyond, Inc.*	19,764	864,873
Best Buy Co., Inc.	24,996	1,063,330
Big Lots, Inc.*	6,143	223,728
Carnival Corp.*	32,243	1,253,608
CBS Corp. Cl B	50,649	706,047
Coach, Inc.	24,177	955,475
Comcast Corp. Cl A	212,861	4,006,044
D.R. Horton, Inc.	20,614	259,736
Darden Restaurants, Inc.	9,826	437,650
DeVry, Inc.	4,648	303,050
DIRECTV Cl A*	72,438	2,449,129
Discovery Communications, Inc. Cl A*	21,588	729,459
Disney (Walt) Co.	144,582	5,047,358
Eastman Kodak Co.*	20,003	115,817
Expedia, Inc.*	15,888	396,564
Family Dollar Stores, Inc.	10,383	380,122
Ford Motor Co.*	251,883	3,166,169
Fortune Brands, Inc.	11,381	552,092
GameStop Corp. Cl A*	12,372	271,071
Gannett Co., Inc.	17,910	295,873
Gap, Inc.	36,459	842,567
Genuine Parts Co.	11,945	504,557
Goodyear Tire & Rubber Co.*	17,948	226,863
H&R Block, Inc.	24,852	442,366
Harley-Davidson, Inc.	17,492	491,000
Harman Int’l. Industries, Inc.	5,213	243,864
Hasbro, Inc.	9,339	357,497
Home Depot, Inc.	126,048	4,077,653
International Game Technology	21,885	403,778
Interpublic Group of Cos., Inc.*	36,182	301,034
Johnson Controls, Inc.	49,918	1,646,795
Kohl’s Corp.*	23,042	1,262,241
Leggett & Platt, Inc.	11,412	246,956
Lennar Corp. Cl A	12,201	209,979
Limited Brands, Inc.	20,054	493,729
Lowe’s Cos., Inc.	110,434	2,676,920
Macy’s, Inc	31,483	685,385
Marriott International, Inc. Cl A	19,012	599,258
Mattel, Inc.	27,149	617,368

McDonald’s Corp.	80,451	5,367,691
McGraw-Hill Cos., Inc.	23,673	843,942
Meredith Corp.	2,765	95,144
New York Times Co. Cl A*	8,720	97,054
Newell Rubbermaid, Inc.	20,495	311,524
News Corp. Cl A	167,375	2,411,874
NIKE, Inc. Cl B	29,307	2,154,065
Nordstrom, Inc.	12,337	503,966
O’Reilly Automotive, Inc.*	10,260	427,945
Office Depot, Inc.*	20,530	163,829
Omnicom Group, Inc.	22,952	890,767
Penney (J.C.) Co., Inc.	17,636	567,350
Polo Ralph Lauren Corp.	4,279	363,886
Priceline.com, Inc.*	3,315	845,325
Pulte Homes, Inc.*	23,766	267,368
RadioShack Corp.	9,414	213,039
Ross Stores, Inc.	9,419	503,634
Scripps Networks Interactive, Inc. Cl A	6,722	298,121
Sears Hldgs. Corp.*	3,616	392,083
Sherwin-Williams Co.	7,102	480,663
Stanley Black & Decker, Inc.*	11,819	678,529
Staples, Inc.	54,462	1,273,866
Starbucks Corp.*	55,306	1,342,277
Starwood Hotels & Resorts	14,049	655,245
Target Corp.	55,817	2,935,974
Tiffany & Co.	9,372	445,076
Time Warner Cable, Inc.	26,838	1,430,734
Time Warner, Inc.	85,400	2,670,458
TJX Cos., Inc.	31,418	1,335,893
Urban Outfitters, Inc.*	9,646	366,837
V.F. Corp.	6,681	535,482
Viacom, Inc. Cl B*	45,773	1,573,676
Washington Post Co. Cl B	463	205,655
Whirlpool Corp.	5,532	482,667
Wyndham Worldwide Corp.	13,414	345,142
Wynn Resorts Ltd.	5,258	398,714
Yum! Brands, Inc.	34,907	1,337,985
		79,932,568
CONSUMER STAPLES (10.9%)
Altria Group, Inc.	155,247	3,185,668
Archer-Daniels-Midland Co.	48,355	1,397,460
Avon Products, Inc.	32,011	1,084,213
Brown-Forman Corp. Cl B	8,257	490,879
Campbell Soup Co.	14,445	510,631
Clorox Co.	10,510	674,111
Coca-Cola Co.	168,345	9,258,975
Coca-Cola Enterprises, Inc.	23,798	658,253
Colgate-Palmolive Co.	36,709	3,129,809

ConAgra Foods, Inc.	33,308	835,032
Constellation Brands, Inc. Cl A*	14,790	243,148
Costco Wholesale Corp.	32,524	1,942,008
CVS Caremark Corp.	104,898	3,835,071
Dean Foods Co.*	13,427	210,670
Dr. Pepper Snapple Group, Inc.	19,114	672,239
Estee Lauder Cos., Inc. Cl A	8,963	581,430
General Mills, Inc.	24,709	1,749,150
Heinz (H.J.) Co.	23,987	1,094,047
Hershey Co.	12,612	539,920
Hormel Foods Corp.	5,229	219,670
J.M. Smucker Co.	8,915	537,218
Kellogg Co.	19,200	1,025,856
Kimberly-Clark Corp.	31,478	1,979,337
Kraft Foods, Inc. Cl A	129,197	3,906,917
Kroger Co.	49,464	1,071,390
Lorillard, Inc.	11,518	866,614
McCormick & Co., Inc.	9,841	377,501
Mead Johnson Nutrition Co.*	15,238	792,833
Molson Coors Brewing Co. Cl B	11,784	495,635
PepsiCo, Inc.	121,285	8,024,216
Philip Morris Int’l., Inc.	138,442	7,221,135
Proctor & Gamble Co.	215,343	13,624,752
Reynolds American, Inc.	12,651	682,901
Safeway, Inc.	30,917	768,597
Sara Lee Corp.	52,884	736,674
SUPERVALU, Inc.	16,042	267,581
Sysco Corp.	45,281	1,335,790
Tyson Foods, Inc. Cl A	22,946	439,416
Wal-Mart Stores, Inc.	159,906	8,890,774
Walgreen Co.	74,028	2,745,699
Whole Foods Market, Inc.*	12,765	461,455
		88,564,675
ENERGY (10.5%)
Anadarko Petroleum Corp.	37,058	2,698,934
Apache Corp.	25,209	2,558,714
Baker Hughes, Inc.	23,583	1,104,628
BJ Services Co.	22,316	477,562
Cabot Oil & Gas Corp.	7,641	281,189
Cameron International Corp.*	18,184	779,366
Chesapeake Energy Corp.	46,541	1,100,229
Chevron Corp.	149,534	11,339,163
ConocoPhillips	111,123	5,686,164
Consol Energy, Inc.	16,167	689,684
Denbury Resources, Inc.*	29,492	497,530
Devon Energy Corp.	33,618	2,166,008
Diamond Offshore Drilling, Inc	5,230	464,476
El Paso Corp.	52,298	566,910

EOG Resources, Inc.	18,750	1,742,625
Exxon Mobil Corp.	353,225	23,659,015
FMC Technologies, Inc.*	9,145	591,041
Halliburton Co.	68,148	2,053,299
Helmerich & Payne, Inc.	8,019	305,364
Hess Corp.	21,409	1,339,133
Marathon Oil Corp.	53,213	1,683,659
Massey Energy Co.	6,248	326,708
Murphy Oil Corp.	14,268	801,719
Nabors Industries Ltd.*	21,031	412,839
National Oilwell Varco, Inc.	32,190	1,306,270
Noble Energy, Inc.	12,974	947,102
Occidental Petroleum Corp.	60,297	5,097,508
Peabody Energy Corp.	20,062	916,833
Pioneer Natural Resources Co.	8,497	478,551
Range Resources Corp.	11,510	539,474
Rowan Cos., Inc.*	8,605	250,492
Schlumberger Ltd.	89,981	5,710,194
Smith International, Inc.	18,977	812,595
Southwestern Energy Co.*	26,252	1,068,981
Spectra Energy Corp.	48,693	1,097,053
Sunoco, Inc.	8,739	259,636
Tesoro Corp.	10,338	143,698
Valero Energy Corp.	41,978	826,967
Williams Cos., Inc.	43,648	1,008,269
XTO Energy, Inc.	43,567	2,055,491
		85,845,073
FINANCIALS (15.9%)
Aflac, Inc.	35,203	1,911,171
Allstate Corp.	39,667	1,281,641
American Express Co.	89,580	3,696,071
American Int’l. Group, Inc.*	10,145	346,350
Ameriprise Financial, Inc.	19,095	866,149
Aon Corp.	19,730	842,668
Apartment Investment & Management Co. Cl A	8,750	161,087
Assurant, Inc.	8,867	304,847
AvalonBay Communities, Inc.	6,100	526,735
Bank of America Corp.	751,121	13,407,510
Bank of New York Mellon Corp.	89,794	2,772,839
BB&T Corp.	51,159	1,657,040
Berkshire Hathaway, Inc. Cl B*	123,211	10,013,358
Boston Properties, Inc.	10,565	797,024
Capital One Financial Corp.	34,363	1,422,972
CB Richard Ellis Group, Inc. Cl A*	20,184	319,916
Charles Schwab Corp.	70,599	1,319,495
Chubb Corp.	24,266	1,258,192
Cincinnati Financial Corp.	12,267	354,516
Citigroup, Inc.	1,474,878	5,973,256

CME Group, Inc.	5,029	1,589,717
Comerica, Inc.	13,142	499,922
Discover Financial Svcs.	40,904	609,470
E*Trade Financial Corp.*	113,250	186,863
Equity Residential	20,589	806,059
Federated Investors, Inc. Cl B	6,486	171,101
Fifth Third Bancorp	59,302	805,914
First Horizon National Corp.*	16,914	237,638
Franklin Resources, Inc.	11,146	1,236,091
Genworth Financial, Inc. Cl A*	36,133	662,679
Goldman Sachs Group, Inc.	39,112	6,673,681
Hartford Financial Svcs. Group, Inc.	32,557	925,270
HCP, Inc.	22,144	730,752
Health Care REIT, Inc.	9,240	417,925
Host Hotels & Resorts, Inc.*	48,440	709,646
Hudson City Bancorp, Inc.	34,333	486,155
Huntington Bancshares, Inc.	53,893	289,405
IntercontinentalExchange, Inc.*	5,568	624,618
Invesco Ltd.	32,851	719,765
Janus Capital Group, Inc.	13,624	194,687
JPMorgan Chase & Co.	295,999	13,245,955
KeyCorp	66,089	512,190
Kimco Realty Corp.	29,801	466,088
Legg Mason, Inc.	12,233	350,720
Leucadia National Corp.*	14,142	350,863
Lincoln National Corp.	22,955	704,719
Loews Corp.	27,036	1,007,902
M&T Bank Corp.	6,085	483,027
Marsh & McLennan Cos., Inc.	39,760	970,939
Marshall & Ilsley Corp.	38,969	313,700
MetLife, Inc.	61,566	2,668,270
Moody’s Corp.	15,046	447,619
Morgan Stanley	104,890	3,072,228
Nasdaq OMX Group, Inc.*	11,114	234,728
Northern Trust Corp.	17,719	979,152
NYSE Euronext	19,791	586,012
People’s United Financial, Inc.	25,827	403,934
Plum Creek Timber Co., Inc.	12,309	478,943
PNC Financial Svcs. Grp., Inc.	38,053	2,271,764
Principal Financial Grp., Inc.	24,017	701,537
Progressive Corp.*	50,596	965,878
ProLogis	36,248	478,474
Prudential Financial, Inc.	34,619	2,094,450
Public Storage	10,286	946,209
Regions Financial Corp.	87,253	684,936
Simon Property Group, Inc.	21,465	1,800,914
SLM Corp.*	35,734	447,390
State Street Corp.	36,673	1,655,419

SunTrust Banks, Inc.	37,360	1,000,874
T. Rowe Price Group, Inc.	18,957	1,041,308
Torchmark Corp.	6,285	336,310
Travelers Cos., Inc.	38,394	2,070,972
U.S. Bancorp	141,723	3,667,791
Unum Group	25,116	622,123
Ventas, Inc.	11,859	563,065
Vornado Realty Trust	11,885	899,694
Wells Fargo & Co.	383,652	11,939,250
XL Capital Ltd. Cl A	25,476	481,496
Zions Bancorporation	10,183	222,193
		129,979,231
HEALTH CARE (11.7%)
Abbott Laboratories	115,393	6,078,903
Aetna, Inc.	30,694	1,077,666
Allergan, Inc.	23,108	1,509,415
AmerisourceBergen Corp.	21,461	620,652
Amgen, Inc.*	71,213	4,255,689
Bard (C.R.), Inc.	7,150	619,333
Baxter International, Inc.	44,622	2,597,000
Becton, Dickinson & Co.	18,013	1,418,163
Biogen Idec, Inc.*	20,229	1,160,335
Boston Scientific Corp.*	111,932	808,149
Bristol-Myers Squibb Co.	127,849	3,413,568
Cardinal Health, Inc.	27,136	977,710
CareFusion Corp.*	12,926	341,634
Celgene Corp.*	34,199	2,118,970
Cephalon, Inc.*	5,583	378,416
CIGNA Corp.	20,755	759,218
Coventry Health Care, Inc.*	11,142	275,430
DaVita, Inc.*	7,670	486,278
Dentsply International, Inc.	11,449	398,998
Express Scripts, Inc.*	20,221	2,057,689
Forest Laboratories, Inc.*	22,549	707,137
Genzyme Corp.*	19,640	1,017,941
Gilead Sciences, Inc.*	66,184	3,010,048
Hospira, Inc.*	12,231	692,886
Humana, Inc.*	12,695	593,745
Intuitive Surgical, Inc.*	2,884	1,004,007
Johnson & Johnson	204,181	13,312,601
King Pharmaceuticals, Inc.*	18,359	215,902
Laboratory Corp. of America Hldgs.*	7,976	603,863
Life Technologies Corp.*	13,259	693,048
Lilly (Eli) & Co.	75,430	2,732,075
McKesson Corp.	20,245	1,330,501
Medco Health Solutions, Inc.*	34,474	2,225,641
Medtronic, Inc.	82,693	3,723,666
Merck & Co., Inc.	232,989	8,702,139

Millipore Corp.*	4,185	441,936
Mylan, Inc.*	22,919	520,490
Patterson Cos., Inc.*	7,055	219,058
PerkinElmer, Inc.	8,843	211,348
Pfizer, Inc.	608,115	10,429,172
Quest Diagnostics, Inc.	11,683	681,002
St. Jude Medical, Inc.*	25,152	1,032,490
Stryker Corp.	21,310	1,219,358
Tenet Healthcare Corp.*	33,368	190,865
Thermo Fisher Scientific, Inc.*	30,931	1,591,091
UnitedHealth Group, Inc.	84,250	2,752,448
Varian Medical Systems, Inc.*	9,318	515,565
Waters Corp.*	7,167	484,059
Watson Pharmaceuticals, Inc.*	7,927	331,111
WellPoint, Inc.*	32,122	2,068,014
Zimmer Hldgs., Inc.*	16,064	950,989
		95,557,412
INDUSTRIALS (10.1%)
3M Co.	53,845	4,499,827
Avery Dennison Corp.	8,409	306,172
Boeing Co.	55,492	4,029,274
Caterpillar, Inc.	47,021	2,955,270
Cintas Corp.	9,692	272,248
CSX Corp.	29,371	1,494,984
Cummins, Inc.	14,962	926,896
Danaher Corp.	19,366	1,547,537
Deere & Co.	31,203	1,855,330
Donnelley (R.R.) & Sons Co.	15,607	333,209
Dover Corp.	14,092	658,801
Dun & Bradstreet Corp.	3,929	292,396
Eaton Corp.	12,557	951,444
Emerson Electric Co.	56,365	2,837,414
Equifax, Inc.	9,395	336,341
Expeditors Int’l. of Wash.	15,790	582,967
Fastenal Co.	9,886	474,429
FedEx Corp.	23,741	2,217,409
First Solar, Inc.*	3,657	448,531
Flowserve Corp.	4,180	460,929
Fluor Corp.	13,343	620,583
General Dynamics Corp.	28,499	2,200,123
General Electric Co.	798,385	14,530,607
Goodrich Corp.	9,284	654,708
Grainger (W.W.), Inc.	4,763	514,976
Honeywell International, Inc.	56,131	2,541,050
Illinois Tool Works, Inc.	28,905	1,368,941
Iron Mountain, Inc.*	13,673	374,640
ITT Corp.	13,871	743,624
Jacobs Engineering Group, Inc.*	9,210	416,200

L-3 Communications Hldgs., Inc.	8,739	800,755
Lockheed Martin Corp.	23,231	1,933,284
Masco Corp.	27,358	424,596
Norfolk Southern Corp.	27,576	1,541,223
Northrop Grumman Corp.	22,433	1,470,932
PACCAR, Inc.	26,952	1,168,100
Pall Corp.	8,728	353,397
Parker Hannifin Corp.	12,087	782,512
Pitney Bowes, Inc.	15,487	378,657
Precision Castparts Corp.	10,441	1,322,979
Quanta Services, Inc.*	15,623	299,337
Raytheon Co.	28,062	1,602,901
Republic Services, Inc.	24,316	705,650
Robert Half Int’l., Inc.	11,300	343,859
Robinson (C.H.) Worldwide, Inc.	12,425	693,936
Rockwell Automation, Inc.	10,721	604,236
Rockwell Collins, Inc.	11,771	736,747
Roper Industries, Inc.	6,797	393,138
Ryder System, Inc.	4,153	160,970
Snap-On, Inc.	4,311	186,839
Southwest Airlines Co.	56,311	744,431
Stericycle, Inc.*	6,328	344,876
Textron, Inc.	20,549	436,255
Union Pacific Corp.	37,814	2,771,766
United Parcel Service, Inc. Cl B	74,328	4,787,466
United Technologies Corp.	68,750	5,060,688
Waste Management, Inc.	36,413	1,253,700
		82,750,090
INFORMATION TECHNOLOGY (18.3%)
Adobe Systems, Inc.*	39,923	1,412,077
Advanced Micro Devices, Inc.*	42,485	393,836
Agilent Technologies, Inc.*	25,939	892,042
Akamai Technologies, Inc.*	12,778	401,357
Altera Corp.	21,834	530,785
Amphenol Corp. Cl A	12,688	535,307
Analog Devices, Inc.	21,579	621,907
Apple, Inc.*	68,020	15,979,939
Applied Materials, Inc.	98,713	1,330,651
Autodesk, Inc.*	17,043	501,405
Automatic Data Processing, Inc.	37,852	1,683,278
BMC Software, Inc.*	13,719	521,322
Broadcom Corp. Cl A*	32,133	1,066,173
CA, Inc.	29,603	694,782
Cisco Systems, Inc.*	427,019	11,115,305
Citrix Systems, Inc.*	13,639	647,443
Cognizant Technology Solutions*	21,793	1,111,007
Computer Sciences Corp.*	11,509	627,125
Compuware Corp.*	17,155	144,102

Corning, Inc.	113,722	2,298,322
Dell, Inc.*	128,783	1,933,033
eBay, Inc.*	85,670	2,308,807
Electronic Arts, Inc.*	24,003	447,896
EMC Corp.*	152,489	2,750,902
Fidelity Nat’l. Information Svcs., Inc.	24,287	569,287
Fiserv, Inc.*	11,475	582,471
FLIR Systems, Inc.*	11,238	316,912
Google, Inc.*	18,133	10,281,592
Harris Corp.	9,880	469,201
Hewlett-Packard Co.	174,790	9,290,088
Int’l. Business Machines Corp.	97,208	12,466,926
Intel Corp.	414,331	9,223,008
Intuit, Inc.*	23,454	805,410
Jabil Circuit, Inc.	13,884	224,782
JDS Uniphase Corp.*	16,728	209,602
Juniper Networks, Inc.*	38,854	1,192,041
KLA-Tencor Corp.	12,714	393,117
Lexmark International, Inc. Cl A*	5,798	209,192
Linear Technology Corp.	16,713	472,644
LSI Corp.*	47,487	290,620
MasterCard, Inc.	7,225	1,835,150
McAfee, Inc.*	11,768	472,250
MEMC Electronic Materials, Inc.*	16,458	252,301
Microchip Technology, Inc.	13,768	387,707
Micron Technology, Inc.*	63,341	658,113
Microsoft Corp.	566,953	16,594,717
Molex, Inc.	10,055	209,747
Monster Worldwide, Inc.*	9,353	155,353
Motorola, Inc.*	173,569	1,218,454
National Semiconductor Corp.	17,455	252,225
NetApp, Inc.*	25,886	842,848
Novell, Inc.*	26,310	157,597
Novellus Systems, Inc.*	7,277	181,925
Nvidia Corp.*	41,542	722,000
Oracle Corp.	293,794	7,547,568
Paychex, Inc.	24,125	740,638
QLogic Corp.*	8,608	174,742
QUALCOMM, Inc.	125,917	5,287,255
Red Hat, Inc.*	13,866	405,858
SAIC, Inc.*	23,498	415,915
Salesforce.com, inc.*	8,073	601,035
SanDisk Corp.*	17,094	591,965
Symantec Corp.*	60,412	1,022,171
Tellabs, Inc.*	29,055	219,946
Teradata Corp.*	13,018	376,090
Teradyne, Inc.*	12,957	144,730
Texas Instruments, Inc.	92,801	2,270,840

Total System Services, Inc.	14,678	229,857
VeriSign, Inc.*	13,391	348,300
Visa, Inc. Cl A	33,570	3,055,877
Western Digital Corp.*	16,676	650,197
Western Union Co.	51,798	878,494
Xerox Corp.	101,459	989,225
Xilinx, Inc.	20,568	524,484
Yahoo!, Inc.*	88,317	1,459,880
		148,821,150
MATERIALS (3.4%)
Air Products & Chemicals, Inc.	15,807	1,168,928
Airgas, Inc.	6,153	391,454
AK Steel Hldg. Corp.	8,176	186,903
Alcoa, Inc.	75,577	1,076,216
Allegheny Technologies, Inc.	7,198	388,620
Ball Corp.	7,064	377,076
Bemis Co., Inc.	8,231	236,394
CF Industries Hldgs., Inc.	3,687	336,181
Cliffs Natural Resources, Inc.	9,822	696,871
Dow Chemical Co.	85,893	2,539,856
Du Pont (E.I.) de Nemours & Co.	67,785	2,524,313
Eastman Chemical Co.	5,501	350,304
Ecolab, Inc.	17,799	782,266
FMC Corp.	5,426	328,490
Freeport-McMoRan Copper & Gold, Inc.*	32,012	2,674,282
Int’l. Flavors & Fragrances, Inc.	5,955	283,875
International Paper Co.	32,120	790,473
MeadWestvaco Corp.	12,901	329,621
Monsanto Co.	40,371	2,883,297
Newmont Mining Corp.	36,240	1,845,703
Nucor Corp.	23,397	1,061,756
Owens-Illinois, Inc.*	12,556	446,240
Pactiv Corp.*	10,040	252,807
PPG Industries, Inc.	12,570	822,078
Praxair, Inc.	23,064	1,914,312
Sealed Air Corp.	11,981	252,559
Sigma-Aldrich Corp.	9,132	490,023
Titanium Metals Corp.*	6,284	104,252
United States Steel Corp.	10,649	676,424
Vulcan Materials Co.	9,279	438,340
Weyerhaeuser Co.	15,925	720,925
		27,370,839
TELECOMMUNICATION SERVICES (2.7%)
American Tower Corp. Cl A*	29,883	1,273,315
AT&T, Inc.	436,165	11,270,504
CenturyTel, Inc.	22,314	791,254
Frontier Communications Corp.	23,193	172,556
MetroPCS Communications, Inc.*	18,970	134,308

Qwest Communications Int’l., Inc.	111,305	581,012
Sprint Nextel Corp.*	227,376	864,029
Verizon Communications, Inc.	210,275	6,522,730
Windstream Corp.	32,318	351,943
		21,961,651
UTILITIES (3.3%)
AES Corp.*	49,821	548,031
Allegheny Energy, Inc.	12,760	293,480
Ameren Corp.	17,753	462,998
American Electric Power Co., Inc.	35,886	1,226,583
CenterPoint Energy, Inc.	29,099	417,862
CMS Energy Corp.	16,990	262,665
Consolidated Edison, Inc.	21,041	937,166
Constellation Energy Group, Inc.	15,004	526,790
Dominion Resources, Inc.	44,654	1,835,726
DTE Energy Co.	12,280	547,688
Duke Energy Corp.	97,903	1,597,777
Edison International	24,686	843,521
Entergy Corp.	14,188	1,154,194
EQT Corp.	10,705	438,905
Exelon Corp.	49,506	2,168,858
FirstEnergy Corp.	22,918	895,865
FPL Group, Inc.	30,950	1,495,814
Integrys Energy Group, Inc.	5,758	272,814
Nicor, Inc.	3,397	142,402
NiSource, Inc.	20,551	324,706
Northeast Utilities	13,121	362,664
NRG Energy, Inc.*	19,326	403,913
Oneok, Inc.	7,862	358,900
Pepco Hldgs., Inc.	16,600	284,690
PG&E Corp.	27,677	1,174,058
Pinnacle West Capital Corp.	7,652	288,710
PPL Corp.	28,100	778,651
Progress Energy Enterprise	20,925	823,608
Public Svc. Enterprise Group, Inc.	37,962	1,120,638
Questar Corp.	12,906	557,539
SCANA Corp.	8,255	310,305
Sempra Energy	18,546	925,445
Southern Co.	60,921	2,020,140
TECO Energy, Inc.	16,073	255,400
Wisconsin Energy Corp.	8,666	428,187
Xcel Energy, Inc.	34,039	721,627
		27,208,320
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $721,151,925) 96.6%		787,991,009

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.03	04/08/10	1,000,000	999,994
U.S. Treasury Bill (1)	AAA	0.10	05/20/10	2,900,000	2,899,625
U.S. Treasury Bill (1)	AAA	0.14	06/17/10	1,000,000	999,675
					4,899,294
U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	AAA	0.00	04/01/10	8,000,000	8,000,000
FNMA	AAA	0.14	05/03/10	5,000,000	4,999,378
					12,999,378
COMMERCIAL PAPER (1.1%)
Illinois Tool Works, Inc.†	A-1	0.18	04/01/10	9,000,000	9,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,898,697) 3.3%					26,898,672

TEMPORARY CASH INVESTMENTS (2) (Cost: $219,200) 0.0% (3)					219,200

TOTAL INVESTMENTS (Cost: $748,269,822) 99.9%					815,108,881

OTHER NET ASSETS 0.1%					757,522

NET ASSETS 100.0%					$815,866,403

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Abercrombie & Fitch Co. Cl A	1,270	57,963
Amazon.com, Inc.*	5,004	679,193
Apollo Group, Inc.*	1,854	113,632
AutoNation, Inc.*	1,335	24,137
AutoZone, Inc.*	432	74,775
Bed Bath & Beyond, Inc.*	3,789	165,807
Best Buy Co., Inc.	4,927	209,595
Big Lots, Inc.*	1,192	43,413
Carnival Corp.*	6,302	245,022
CBS Corp. Cl B	9,766	136,138
Coach, Inc.	4,601	181,832
Comcast Corp. Cl A	41,166	774,744
D.R. Horton, Inc.	3,989	50,261
Darden Restaurants, Inc.	2,014	89,704
DeVry, Inc.	891	58,093
DIRECTV Cl A*	13,803	466,679
Discovery Communications, Inc. Cl A*	4,168	140,837
Disney (Walt) Co.	27,747	968,648
Eastman Kodak Co.*	3,876	22,442
Expedia, Inc.*	3,043	75,953
Family Dollar Stores, Inc.	2,003	73,330
Ford Motor Co.*	48,555	610,336
Fortune Brands, Inc.	2,170	105,267
GameStop Corp. Cl A*	2,376	52,058
Gannett Co., Inc.	3,407	56,284
Gap, Inc.	6,866	158,673
Genuine Parts Co.	2,302	97,236
Goodyear Tire & Rubber Co.*	3,495	44,177
H&R Block, Inc.	4,838	86,116
Harley-Davidson, Inc.	3,381	94,905
Harman Int’l. Industries, Inc.	1,001	46,827
Hasbro, Inc.	1,797	68,789
Home Depot, Inc.	24,521	793,254
International Game Technology	4,286	79,077
Interpublic Group of Cos., Inc.*	7,020	58,406
Johnson Controls, Inc.	9,681	319,376
Kohl’s Corp.*	4,423	242,292
Leggett & Platt, Inc.	2,195	47,500
Lennar Corp. Cl A	2,327	40,048
Limited Brands, Inc.	3,856	94,935
Lowe’s Cos., Inc.	21,228	514,567
Macy’s, Inc	6,075	132,253
Marriott International, Inc. Cl A	3,659	115,332
Mattel, Inc.	5,216	118,612
McDonald’s Corp.	15,563	1,038,363
McGraw-Hill Cos., Inc.	4,541	161,887

Meredith Corp.	530	18,237
New York Times Co. Cl A*	1,669	18,576
Newell Rubbermaid, Inc.	4,005	60,876
News Corp. Cl A	32,516	468,556
NIKE, Inc. Cl B	5,619	412,997
Nordstrom, Inc.	2,385	97,427
O’Reilly Automotive, Inc.*	1,979	82,544
Office Depot, Inc.*	3,962	31,617
Omnicom Group, Inc.	4,490	174,257
Penney (J.C.) Co., Inc.	3,402	109,442
Polo Ralph Lauren Corp.	830	70,583
Priceline.com, Inc.*	635	161,925
Pulte Homes, Inc.*	4,557	51,266
RadioShack Corp.	1,807	40,892
Ross Stores, Inc.	1,805	96,513
Scripps Networks Interactive, Inc. Cl A	1,290	57,212
Sears Hldgs. Corp.*	701	76,009
Sherwin-Williams Co.	1,374	92,992
Stanley Black & Decker, Inc.*	2,269	130,263
Staples, Inc.	10,439	244,168
Starbucks Corp.*	10,713	260,005
Starwood Hotels & Resorts	2,699	125,881
Target Corp.	10,851	570,763
Tiffany & Co.	1,796	85,292
Time Warner Cable, Inc.	5,083	270,975
Time Warner, Inc.	16,495	515,799
TJX Cos., Inc.	6,054	257,416
Urban Outfitters, Inc.*	1,862	70,812
V.F. Corp.	1,280	102,592
Viacom, Inc. Cl B*	8,757	301,066
Washington Post Co. Cl B	90	39,976
Whirlpool Corp.	1,072	93,532
Wyndham Worldwide Corp.	2,577	66,306
Wynn Resorts Ltd.	995	75,451
Yum! Brands, Inc.	6,747	258,613
		15,419,599
CONSUMER STAPLES (6.4%)
Altria Group, Inc.	29,883	613,199
Archer-Daniels-Midland Co.	9,263	267,701
Avon Products, Inc.	6,161	208,673
Brown-Forman Corp. Cl B	1,586	94,288
Campbell Soup Co.	2,740	96,859
Clorox Co.	2,018	129,435
Coca-Cola Co.	32,530	1,789,150
Coca-Cola Enterprises, Inc.	4,585	126,821
Colgate-Palmolive Co.	7,171	611,399
ConAgra Foods, Inc.	6,390	160,197
Constellation Brands, Inc. Cl A*	2,878	47,314
Costco Wholesale Corp.	6,288	375,456
CVS Caremark Corp.	20,347	743,886
Dean Foods Co.*	2,603	40,841

Dr. Pepper Snapple Group, Inc.	3,664	128,863
Estee Lauder Cos., Inc. Cl A	1,704	110,538
General Mills, Inc.	4,711	333,492
Heinz (H.J.) Co.	4,552	207,617
Hershey Co.	2,398	102,658
Hormel Foods Corp.	1,007	42,304
J.M. Smucker Co.	1,717	103,466
Kellogg Co.	3,666	195,874
Kimberly-Clark Corp.	5,991	376,714
Kraft Foods, Inc. Cl A	24,947	754,397
Kroger Co.	9,386	203,301
Lorillard, Inc.	2,225	167,409
McCormick & Co., Inc.	1,890	72,500
Mead Johnson Nutrition Co.*	2,950	153,489
Molson Coors Brewing Co. Cl B	2,270	95,476
PepsiCo, Inc.	23,434	1,550,393
Philip Morris Int’l., Inc.	26,735	1,394,498
Proctor & Gamble Co.	41,601	2,632,095
Reynolds American, Inc.	2,438	131,603
Safeway, Inc.	5,861	145,704
Sara Lee Corp.	10,064	140,192
SUPERVALU, Inc.	3,058	51,007
Sysco Corp.	8,535	251,783
Tyson Foods, Inc. Cl A	4,400	84,260
Wal-Mart Stores, Inc.	30,775	1,711,090
Walgreen Co.	14,260	528,903
Whole Foods Market, Inc.*	2,470	89,291
		17,064,136
ENERGY (6.2%)
Anadarko Petroleum Corp.	7,089	516,292
Apache Corp.	4,850	492,275
Baker Hughes, Inc.	4,469	209,328
BJ Services Co.	4,233	90,586
Cabot Oil & Gas Corp.	1,496	55,053
Cameron International Corp.*	3,525	151,082
Chesapeake Energy Corp.	9,344	220,892
Chevron Corp.	28,829	2,186,103
ConocoPhillips	21,396	1,094,833
Consol Energy, Inc.	3,179	135,616
Denbury Resources, Inc.*	5,696	96,092
Devon Energy Corp.	6,407	412,803
Diamond Offshore Drilling, Inc	1,003	89,076
El Paso Corp.	10,113	109,625
EOG Resources, Inc.	3,640	338,302
Exxon Mobil Corp.	68,230	4,570,040
FMC Technologies, Inc.*	1,762	113,878
Halliburton Co.	13,308	400,970
Helmerich & Payne, Inc.	1,548	58,948
Hess Corp.	4,199	262,647
Marathon Oil Corp.	10,211	323,076
Massey Energy Co.	1,235	64,578

Murphy Oil Corp.	2,754	154,747
Nabors Industries Ltd.*	4,087	80,228
National Oilwell Varco, Inc.	6,034	244,860
Noble Energy, Inc.	2,503	182,719
Occidental Petroleum Corp.	11,708	989,794
Peabody Energy Corp.	3,864	176,585
Pioneer Natural Resources Co.	1,663	93,660
Range Resources Corp.	2,278	106,770
Rowan Cos., Inc.*	1,642	47,799
Schlumberger Ltd.	17,326	1,099,508
Smith International, Inc.	3,568	152,782
Southwestern Energy Co.*	4,981	202,826
Spectra Energy Corp.	9,327	210,137
Sunoco, Inc.	1,687	50,121
Tesoro Corp.	2,022	28,106
Valero Energy Corp.	8,139	160,338
Williams Cos., Inc.	8,409	194,248
XTO Energy, Inc.	8,369	394,849
		16,562,172
FINANCIALS (9.4%)
Aflac, Inc.	6,746	366,240
Allstate Corp.	7,737	249,982
American Express Co.	17,362	716,356
American Int’l. Group, Inc.*	1,943	66,334
Ameriprise Financial, Inc.	3,678	166,834
Aon Corp.	3,951	168,747
Apartment Investment & Management Co. Cl A	1,689	31,094
Assurant, Inc.	1,685	57,930
AvalonBay Communities, Inc.	1,176	101,548
Bank of America Corp.	145,132	2,590,606
Bank of New York Mellon Corp.	17,366	536,262
BB&T Corp.	9,920	321,309
Berkshire Hathaway, Inc. Cl B*	23,818	1,935,689
Boston Properties, Inc.	2,002	151,031
Capital One Financial Corp.	6,490	268,751
CB Richard Ellis Group, Inc. Cl A*	3,893	61,704
Charles Schwab Corp.	13,750	256,988
Chubb Corp.	4,682	242,762
Cincinnati Financial Corp.	2,347	67,828
Citigroup, Inc.	284,430	1,151,941
CME Group, Inc.	959	303,149
Comerica, Inc.	2,538	96,546
Discover Financial Svcs.	7,833	116,712
E*Trade Financial Corp.*	22,455	37,051
Equity Residential	3,983	155,934
Federated Investors, Inc. Cl B	1,271	33,529
Fifth Third Bancorp	11,480	156,013
First Horizon National Corp.*	3,250	45,657
Franklin Resources, Inc.	2,150	238,435
Genworth Financial, Inc. Cl A*	7,046	129,224
Goldman Sachs Group, Inc.	7,545	1,287,403

Hartford Financial Svcs. Group, Inc.	6,281	178,506
HCP, Inc.	4,226	139,458
Health Care REIT, Inc.	1,775	80,283
Host Hotels & Resorts, Inc.*	9,102	133,344
Hudson City Bancorp, Inc.	6,818	96,543
Huntington Bancshares, Inc.	10,338	55,515
IntercontinentalExchange, Inc.*	1,057	118,574
Invesco Ltd.	6,186	135,535
Janus Capital Group, Inc.	2,625	37,511
JPMorgan Chase & Co.	57,186	2,559,074
KeyCorp	12,690	98,348
Kimco Realty Corp.	5,798	90,681
Legg Mason, Inc.	2,344	67,202
Leucadia National Corp.*	2,738	67,930
Lincoln National Corp.	4,360	133,852
Loews Corp.	5,206	194,080
M&T Bank Corp.	1,193	94,700
Marsh & McLennan Cos., Inc.	7,607	185,763
Marshall & Ilsley Corp.	7,579	61,011
MetLife, Inc.	11,814	512,019
Moody’s Corp.	2,831	84,222
Morgan Stanley	20,251	593,152
Nasdaq OMX Group, Inc.*	2,132	45,028
Northern Trust Corp.	3,484	192,526
NYSE Euronext	3,747	110,949
People’s United Financial, Inc.	5,025	78,591
Plum Creek Timber Co., Inc.	2,348	91,361
PNC Financial Svcs. Grp., Inc.	7,352	438,914
Principal Financial Grp., Inc.	4,600	134,366
Progressive Corp.*	9,729	185,727
ProLogis	6,824	90,077
Prudential Financial, Inc.	6,693	404,927
Public Storage	1,958	180,116
Regions Financial Corp.	17,162	134,722
Simon Property Group, Inc.	4,112	344,997
SLM Corp.*	6,844	85,687
State Street Corp.	7,137	322,164
SunTrust Banks, Inc.	7,202	192,942
T. Rowe Price Group, Inc.	3,714	204,010
Torchmark Corp.	1,196	63,998
Travelers Cos., Inc.	7,422	400,343
U.S. Bancorp	27,578	713,719
Unum Group	4,787	118,574
Ventas, Inc.	2,259	107,257
Vornado Realty Trust	2,262	171,233
Wells Fargo & Co.	74,051	2,304,467
XL Capital Ltd. Cl A	4,934	93,253
Zions Bancorporation	1,997	43,575
		25,080,415
HEALTH CARE (6.9%)
Abbott Laboratories	22,305	1,175,027

Aetna, Inc.	5,902	207,219
Allergan, Inc.	4,435	289,694
AmerisourceBergen Corp.	4,156	120,192
Amgen, Inc.*	13,771	822,955
Bard (C.R.), Inc.	1,393	120,662
Baxter International, Inc.	8,697	506,165
Becton, Dickinson & Co.	3,420	269,257
Biogen Idec, Inc.*	3,906	224,048
Boston Scientific Corp.*	21,781	157,259
Bristol-Myers Squibb Co.	24,693	659,303
Cardinal Health, Inc.	5,232	188,509
CareFusion Corp.*	2,555	67,529
Celgene Corp.*	6,632	410,919
Cephalon, Inc.*	1,077	72,999
CIGNA Corp.	3,945	144,308
Coventry Health Care, Inc.*	2,137	52,827
DaVita, Inc.*	1,475	93,515
Dentsply International, Inc.	2,193	76,426
Express Scripts, Inc.*	3,963	403,275
Forest Laboratories, Inc.*	4,353	136,510
Genzyme Corp.*	3,697	191,616
Gilead Sciences, Inc.*	12,804	582,326
Hospira, Inc.*	2,339	132,504
Humana, Inc.*	2,450	114,587
Intuitive Surgical, Inc.*	552	192,168
Johnson & Johnson	39,464	2,573,053
King Pharmaceuticals, Inc.*	3,583	42,136
Laboratory Corp. of America Hldgs.*	1,532	115,988
Life Technologies Corp.*	2,573	134,491
Lilly (Eli) & Co.	14,581	528,124
McKesson Corp.	3,865	254,008
Medco Health Solutions, Inc.*	6,663	430,163
Medtronic, Inc.	15,965	718,904
Merck & Co., Inc.	45,021	1,681,534
Millipore Corp.*	803	84,797
Mylan, Inc.*	4,410	100,151
Patterson Cos., Inc.*	1,343	41,700
PerkinElmer, Inc.	1,685	40,272
Pfizer, Inc.	117,431	2,013,942
Quest Diagnostics, Inc.	2,241	130,628
St. Jude Medical, Inc.*	4,821	197,902
Stryker Corp.	4,076	233,229
Tenet Healthcare Corp.*	6,255	35,779
Thermo Fisher Scientific, Inc.*	5,890	302,982
UnitedHealth Group, Inc.	16,208	529,515
Varian Medical Systems, Inc.*	1,795	99,317
Waters Corp.*	1,366	92,260
Watson Pharmaceuticals, Inc.*	1,531	63,950
WellPoint, Inc.*	6,207	399,607
Zimmer Hldgs., Inc.*	3,072	181,862
		18,438,093

INDUSTRIALS (6.0%)
3M Co.	10,400	869,128
Avery Dennison Corp.	1,626	59,203
Boeing Co.	10,721	778,452
Caterpillar, Inc.	8,980	564,393
Cintas Corp.	1,896	53,259
CSX Corp.	5,662	288,196
Cummins, Inc.	2,913	180,460
Danaher Corp.	3,753	299,902
Deere & Co.	6,100	362,706
Donnelley (R.R.) & Sons Co.	2,961	63,217
Dover Corp.	2,685	125,524
Dun & Bradstreet Corp.	751	55,889
Eaton Corp.	2,391	181,166
Emerson Electric Co.	10,849	546,139
Equifax, Inc.	1,825	65,335
Expeditors Int’l. of Wash.	3,059	112,938
Fastenal Co.	1,905	91,421
FedEx Corp.	4,509	421,141
First Solar, Inc.*	700	85,855
Flowserve Corp.	806	88,878
Fluor Corp.	2,582	120,089
General Dynamics Corp.	5,565	429,618
General Electric Co.	153,929	2,801,508
Goodrich Corp.	1,796	126,654
Grainger (W.W.), Inc.	912	98,605
Honeywell International, Inc.	10,838	490,636
Illinois Tool Works, Inc.	5,562	263,416
Iron Mountain, Inc.*	2,610	71,514
ITT Corp.	2,636	141,316
Jacobs Engineering Group, Inc.*	1,794	81,071
L-3 Communications Hldgs., Inc.	1,677	153,664
Lockheed Martin Corp.	4,487	373,408
Masco Corp.	5,179	80,378
Norfolk Southern Corp.	5,306	296,552
Northrop Grumman Corp.	4,337	284,377
PACCAR, Inc.	5,244	227,275
Pall Corp.	1,687	68,307
Parker Hannifin Corp.	2,320	150,197
Pitney Bowes, Inc.	2,989	73,081
Precision Castparts Corp.	2,030	257,221
Quanta Services, Inc.*	3,028	58,016
Raytheon Co.	5,528	315,759
Republic Services, Inc.	4,662	135,291
Robert Half Int’l., Inc.	2,178	66,277
Robinson (C.H.) Worldwide, Inc.	2,420	135,157
Rockwell Automation, Inc.	2,054	115,763
Rockwell Collins, Inc.	2,268	141,954
Roper Industries, Inc.	1,315	76,060
Ryder System, Inc.	810	31,396
Snap-On, Inc.	834	36,146

Southwest Airlines Co.	10,700	141,454
Stericycle, Inc.*	1,215	66,218
Textron, Inc.	3,910	83,009
Union Pacific Corp.	7,278	533,477
United Parcel Service, Inc. Cl B	14,320	922,351
United Technologies Corp.	13,281	977,614
Waste Management, Inc.	7,064	243,214
		15,961,245
INFORMATION TECHNOLOGY (10.7%)
Adobe Systems, Inc.*	7,555	267,220
Advanced Micro Devices, Inc.*	8,129	75,356
Agilent Technologies, Inc.*	4,977	171,159
Akamai Technologies, Inc.*	2,471	77,614
Altera Corp.	4,262	103,609
Amphenol Corp. Cl A	2,474	104,378
Analog Devices, Inc.	4,209	121,303
Apple, Inc.*	13,127	3,083,923
Applied Materials, Inc.	19,233	259,261
Autodesk, Inc.*	3,314	97,498
Automatic Data Processing, Inc.	7,279	323,697
BMC Software, Inc.*	2,646	100,548
Broadcom Corp. Cl A*	6,214	206,181
CA, Inc.	5,718	134,201
Cisco Systems, Inc.*	82,590	2,149,818
Citrix Systems, Inc.*	2,640	125,321
Cognizant Technology Solutions*	4,250	216,665
Computer Sciences Corp.*	2,199	119,824
Compuware Corp.*	3,328	27,955
Corning, Inc.	21,964	443,892
Dell, Inc.*	24,847	372,953
eBay, Inc.*	16,222	437,183
Electronic Arts, Inc.*	4,694	87,590
EMC Corp.*	29,432	530,953
Fidelity Nat’l. Information Svcs., Inc.	4,729	110,848
Fiserv, Inc.*	2,220	112,687
FLIR Systems, Inc.*	2,189	61,730
Google, Inc.*	3,504	1,986,803
Harris Corp.	1,900	90,231
Hewlett-Packard Co.	33,834	1,798,277
Int’l. Business Machines Corp.	18,749	2,404,559
Intel Corp.	79,995	1,780,689
Intuit, Inc.*	4,568	156,865
Jabil Circuit, Inc.	2,751	44,539
JDS Uniphase Corp.*	3,214	40,271
Juniper Networks, Inc.*	7,578	232,493
KLA-Tencor Corp.	2,465	76,218
Lexmark International, Inc. Cl A*	1,128	40,698
Linear Technology Corp.	3,219	91,033
LSI Corp.*	9,419	57,644
MasterCard, Inc.	1,386	352,044
McAfee, Inc.*	2,274	91,256

MEMC Electronic Materials, Inc.*	3,224	49,424
Microchip Technology, Inc.	2,649	74,596
Micron Technology, Inc.*	12,256	127,340
Microsoft Corp.	109,613	3,208,367
Molex, Inc.	1,956	40,802
Monster Worldwide, Inc.*	1,814	30,131
Motorola, Inc.*	33,325	233,942
National Semiconductor Corp.	3,415	49,347
NetApp, Inc.*	4,889	159,186
Novell, Inc.*	5,012	30,022
Novellus Systems, Inc.*	1,399	34,975
Nvidia Corp.*	8,002	139,075
Oracle Corp.	56,755	1,458,036
Paychex, Inc.	4,639	142,417
QLogic Corp.*	1,653	33,556
QUALCOMM, Inc.	24,344	1,022,205
Red Hat, Inc.*	2,708	79,263
SAIC, Inc.*	4,418	78,199
Salesforce.com, inc.*	1,585	118,003
SanDisk Corp.*	3,292	114,002
Symantec Corp.*	11,689	197,778
Tellabs, Inc.*	5,579	42,233
Teradata Corp.*	2,472	71,416
Teradyne, Inc.*	2,525	28,204
Texas Instruments, Inc.	18,067	442,099
Total System Services, Inc.	2,846	44,568
VeriSign, Inc.*	2,774	72,152
Visa, Inc. Cl A	6,460	588,054
Western Digital Corp.*	3,251	126,756
Western Union Co.	9,986	169,363
Xerox Corp.	19,503	190,154
Xilinx, Inc.	3,995	101,873
Yahoo!, Inc.*	17,174	283,886
		28,748,411
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	3,054	225,843
Airgas, Inc.	1,185	75,390
AK Steel Hldg. Corp.	1,578	36,073
Alcoa, Inc.	14,581	207,633
Allegheny Technologies, Inc.	1,415	76,396
Ball Corp.	1,358	72,490
Bemis Co., Inc.	1,561	44,832
CF Industries Hldgs., Inc.	701	63,917
Cliffs Natural Resources, Inc.	1,890	134,096
Dow Chemical Co.	16,493	487,698
Du Pont (E.I.) de Nemours & Co.	13,033	485,349
Eastman Chemical Co.	1,049	66,800
Ecolab, Inc.	3,427	150,617
FMC Corp.	1,043	63,143
Freeport-McMoRan Copper & Gold, Inc.*	6,201	518,032
Int’l. Flavors & Fragrances, Inc.	1,141	54,391

International Paper Co.	6,250	153,813
MeadWestvaco Corp.	2,468	63,057
Monsanto Co.	7,861	561,433
Newmont Mining Corp.	7,069	360,024
Nucor Corp.	4,541	206,071
Owens-Illinois, Inc.*	2,430	86,362
Pactiv Corp.*	1,909	48,069
PPG Industries, Inc.	2,408	157,483
Praxair, Inc.	4,425	367,275
Sealed Air Corp.	2,294	48,358
Sigma-Aldrich Corp.	1,756	94,227
Titanium Metals Corp.*	1,221	20,256
United States Steel Corp.	2,068	131,359
Vulcan Materials Co.	1,810	85,504
Weyerhaeuser Co.	3,049	138,028
		5,284,019
TELECOMMUNICATION SERVICES (1.6%)
American Tower Corp. Cl A*	5,792	246,797
AT&T, Inc.	84,326	2,178,984
CenturyTel, Inc.	4,292	152,194
Frontier Communications Corp.	4,510	33,554
MetroPCS Communications, Inc.*	3,766	26,663
Qwest Communications Int’l., Inc.	21,460	112,021
Sprint Nextel Corp.*	42,814	162,693
Verizon Communications, Inc.	40,574	1,258,605
Windstream Corp.	6,304	68,651
		4,240,162
UTILITIES (2.0%)
AES Corp.*	9,627	105,897
Allegheny Energy, Inc.	2,447	56,281
Ameren Corp.	3,418	89,141
American Electric Power Co., Inc.	6,890	235,500
CenterPoint Energy, Inc.	5,630	80,847
CMS Energy Corp.	3,314	51,234
Consolidated Edison, Inc.	4,049	180,342
Constellation Energy Group, Inc.	2,898	101,749
Dominion Resources, Inc.	8,613	354,080
DTE Energy Co.	2,379	106,103
Duke Energy Corp.	18,813	307,028
Edison International	4,702	160,667
Entergy Corp.	2,725	221,679
EQT Corp.	2,065	84,665
Exelon Corp.	9,509	416,589
FirstEnergy Corp.	4,397	171,879
FPL Group, Inc.	5,962	288,143
Integrys Energy Group, Inc.	1,103	52,260
Nicor, Inc.	653	27,374
NiSource, Inc.	3,977	62,837
Northeast Utilities	2,531	69,957
NRG Energy, Inc.*	3,732	77,999
Oneok, Inc.	1,518	69,297

Pepco Hldgs., Inc.	3,196	54,811
PG&E Corp.	5,351	226,989
Pinnacle West Capital Corp.	1,462	55,161
PPL Corp.	5,438	150,687
Progress Energy Enterprise	4,035	158,818
Public Svc. Enterprise Group, Inc.	7,299	215,466
Questar Corp.	2,516	108,691
SCANA Corp.	1,599	60,106
Sempra Energy	3,556	177,444
Southern Co.	11,774	390,426
TECO Energy, Inc.	3,085	49,021
Wisconsin Energy Corp.	1,686	83,305
Xcel Energy, Inc.	6,585	139,602
		5,242,075
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $155,644,858) 57.0%		152,040,327

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	AAA	0.03	04/08/10	600,000	599,997
U.S. Treasury Bill (1)	AAA	0.10	05/06/10	600,000	599,942
					1,199,939
COMMERCIAL PAPER (1.1%)
General Electric Co.	A-1+	0.14	04/15/10	2,800,000	2,799,847
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,999,786) 1.5%					3,999,786

TOTAL INDEXED ASSETS (Cost: $159,644,644) 58.5%					156,040,113

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.3%)
Amazon.com, Inc.*	4,168	565,723
Apollo Group, Inc.*	3,152	193,186
California Pizza Kitchen, Inc.*	22,216	373,007
Carter’s, Inc.*	8,000	241,200
CPI Corp.*	2,250	31,185
Deckers Outdoor Corp.*	2,047	282,486
Dillard’s, Inc. Cl A	17,843	421,095
Disney (Walt) Co.	15,371	536,602
Family Dollar Stores, Inc.	8,865	324,548
Ford Motor Co.*	29,867	375,428
G-III Apparel Group Ltd.*	12,348	340,311
Grand Canyon Education, Inc.*	12,856	336,056
Gymboree Corp.*	6,581	339,777
Home Depot, Inc.	5,491	177,634
Johnson Controls, Inc.	12,935	426,726
McDonald’s Corp.	12,827	855,817
NIKE, Inc. Cl B	6,233	458,126
OfficeMax, Inc.*	38,696	635,388
P.F. Chang’s China Bistro, Inc.*	5,573	245,936

Pep Boys - Manny, Moe & Jack	16,490	165,725
Rent-A-Center, Inc.*	16,303	385,566
Shutterfly, Inc.*	11,254	271,109
Smith & Wesson Hldg. Corp.*	38,018	143,708
Sonic Corp.*	19,663	217,276
Sotheby’s	4,775	148,455
Staples, Inc.	13,604	318,198
Target Corp.	4,472	235,227
Time Warner Cable, Inc.	7,744	412,833
Time Warner, Inc.	7,386	230,960
TJX Cos., Inc.	3,708	157,664
Tupperware Brands Corp.	18,864	909,622
Viacom, Inc. Cl B*	9,580	329,360
WMS Industries, Inc.*	3,448	144,609
Wolverine World Wide, Inc.	10,246	298,773
		11,529,316

CONSUMER STAPLES (2.6%)
American Italian Pasta Co. Cl A*	21,787	846,861
Avon Products, Inc.	10,442	353,671
Constellation Brands, Inc. Cl A*	16,872	277,376
Darling International, Inc.*	12,535	112,314
Dr. Pepper Snapple Group, Inc.	13,267	466,600
General Mills, Inc.	8,445	597,822
Great Atlantic & Pacific Tea Co., Inc.*	16,756	128,519
Heinz (H.J.) Co.	6,656	303,580
Molson Coors Brewing Co. Cl B	5,473	230,194
Pantry, Inc.*	28,585	357,027
PepsiCo, Inc.	14,634	968,185
Proctor & Gamble Co.	13,937	881,794
Tyson Foods, Inc. Cl A	20,290	388,554
Vector Group Ltd.	8,514	131,371
Wal-Mart Stores, Inc.	18,356	1,020,594
		7,064,462

ENERGY (3.6%)
Apache Corp.	2,636	267,554
Brigham Exploration Co.*	43,746	697,749
Carrizo Oil and Gas, Inc.*	7,377	169,302
Chevron Corp.	9,449	716,518
ConocoPhillips	7,495	383,519
Consol Energy, Inc.	4,054	172,944
Ellora Energy, Inc.†	21,800	174,400
Energy XXI (Bermuda) Ltd.*	9,334	167,172
Exxon Mobil Corp.	27,466	1,839,673
Halliburton Co.	15,898	479,007
ION Geophysical Corp.*	2,791	13,732
MarkWest Energy Partners LP	16,790	514,614
McMoRan Exploration Co.*	99,266	1,452,262
Noble Energy, Inc.	3,813	278,349
Occidental Petroleum Corp.	7,818	660,934
Range Resources Corp.	4,485	210,212
Schlumberger Ltd.	6,605	419,153
Southwestern Energy Co.*	3,196	130,141
Superior Well Services, Inc.*	4,743	63,461
T-3 Energy Services, Inc.*	14,111	346,566
Trico Marine Services, Inc.*	15,695	36,412
Williams Cos., Inc.	9,737	224,925
XTO Energy, Inc.	3,211	151,495
		9,570,094

FINANCIALS (6.8%)
Allstate Corp.	12,970	419,061
AmTrust Financial Svcs., Inc.	6,242	87,076
Ashford Hospitality Trust, Inc.*	65,198	467,470
Aspen Insurance Hldgs. Ltd.	11,833	341,264
BancFirst Corp.	3,094	129,670
Bank Mutual Corp.	32,380	210,470
Bank of America Corp.	61,871	1,104,397
Bank of Marin Bancorp	2,160	71,453
BB&T Corp.	12,095	391,757
Berkshire Hathaway, Inc. Cl B*	9,244	751,260
Brookline Bancorp, Inc.	31,755	337,873
Bryn Mawr Bank Corp.	4,100	74,415
Capital One Financial Corp.	12,134	502,469
Chesapeake Lodging Trust*	6,390	124,413
Citigroup, Inc.	102,337	414,465
CME Group, Inc.	746	235,818
DiamondRock Hospitality Co.	5,126	51,824
Dime Community Bancshares	10,335	130,531
Ellington Financial LLC†***	21,000	414,750
FBR Capital Markets Corp.*	18,503	84,189
First Financial Bancorp.	11,133	198,056
First Interstate BancSytem, Inc.*	2,236	36,335
First Niagara Financial Group, Inc.	17,620	250,556
Forest City Enterprises, Inc. Cl A*	21,410	308,518
Franklin Resources, Inc.	4,281	474,763
Glacier Bancorp, Inc.	16,879	257,067
Goldman Sachs Group, Inc.	3,844	655,902
Highwoods Properties, Inc.	10,466	332,086
Hudson City Bancorp, Inc.	10,163	143,908
IBERIABANK Corp.	2,955	177,330
JPMorgan Chase & Co.	23,201	1,038,245
Marlin Business Svcs. Corp.*	18,753	190,343
MB Financial, Inc.	5,550	125,042
Meadowbrook Insurance Group, Inc.	36,043	284,740
Medical Properties Trust, Inc.	7,877	82,551
MFA Financial, Inc.	13,189	97,071
Mid-America Apt. Communities, Inc.	3,599	186,392
National Retail Pptys., Inc.	9,339	213,209
NBH Hldgs. Co.†	16,887	337,740
NewAlliance Bancshares, Inc.	26,144	329,937
Northwest Bancshares, Inc.	11,123	130,584
Pennsylvania REIT	23,297	290,514
People’s United Financial, Inc.	24,364	381,053
PHH Corp.*	12,742	300,329
PMA Capital Corp. Cl A*	26,214	160,954
ProAssurance Corp.*	5,952	348,430
PS Business Parks, Inc.	3,281	175,205
S.Y. Bancorp, Inc.	16,261	369,938
SeaBright Insurance Hldgs., Inc.*	25,564	281,460
Senior Housing Pptys. Trust	22,992	509,273
Signature Bank*	11,054	409,551
Simon Property Group, Inc.	3,251	272,759
Stifel Financial Corp.*	4,530	243,488
SVB Financial Group*	3,250	151,645
Symetra Financial Corp.*	5,610	73,940
U.S. Bancorp	16,907	437,553
United Westen Bancorp, Inc.	47,045	71,979

Wells Fargo & Co.	30,415	946,515
Westamerica Bancorporation	6,267	361,293
Westfield Financial, Inc.	16,919	155,486
		18,136,365

HEALTH CARE (5.5%)
Abbott Laboratories	19,743	1,040,061
Abiomed, Inc.*	33,662	347,728
Acorda Therapeutics, Inc.*	6,751	230,884
Allied Healthcare Int’l., Inc.*	34,024	92,545
Almost Family, Inc.*	6,544	246,643
Alnylam Pharmaceuticals, Inc.*	3,791	64,523
Alphatec Hldgs., Inc.*	85,503	544,654
American Medical Systems Hldgs., Inc.*	8,392	155,923
Amgen, Inc.*	2,646	158,125
Auxilium Pharmaceuticals, Inc.*	4,285	133,521
Baxter International, Inc.	9,378	545,800
Celgene Corp.*	7,682	475,977
Conceptus, Inc.*	21,593	430,996
Cyberonics, Inc.*	10,368	198,651
Emergent Biosolutions, Inc.*	9,504	159,572
Enzon Pharmaceuticals, Inc.*	93,782	954,701
ev3, Inc.*	13,718	217,567
Exelixis, Inc.*	32,632	198,076
Genoptix, Inc.*	7,536	267,453
Geron Corp.*	12,331	70,040
Gilead Sciences, Inc.*	15,420	701,302
HMS Hldgs. Corp.*	5,221	266,219
Human Genome Sciences, Inc.*	11,037	333,317
Inspire Pharmaceuticals, Inc.*	19,432	121,256
Johnson & Johnson	21,028	1,371,026
Laboratory Corp. of America Hldgs.*	3,963	300,039
Magellan Health Svcs., Inc.*	11,142	484,454
MAP Pharmaceuticals, Inc.*	3,500	55,615
McKesson Corp.	5,849	384,396
MedAssets, Inc.*	12,043	252,903
Medco Health Solutions, Inc.*	2,837	183,157
Medtronic, Inc.	7,469	336,329
Merck & Co., Inc.	18,203	679,882
Mylan, Inc.*	12,412	281,877
Neogen Corp.*	12,032	302,003
NuVasive, Inc.*	6,575	297,190
Omnicell, Inc.*	16,586	232,702
Onyx Pharmaceuticals, Inc.*	6,016	182,164
Optimer Pharmaceuticals, Inc.*	6,336	77,806
OSI Pharmaceuticals, Inc. - rights*	1,570	0
Regeneron Pharmaceuticals, Inc.*	3,908	103,523
Salix Pharmaceuticals Ltd.*	8,200	305,450
Seattle Genetics, Inc.*	14,486	172,963
St. Jude Medical, Inc.*	4,774	195,973
Steris Corp.	10,649	358,445
SXC Health Solutions Corp.*	1,489	100,180
UnitedHealth Group, Inc.	4,916	160,606
		14,774,217

INDUSTRIALS (5.1%)
ACCO Brands Corp.*	21,403	163,947
Actuant Corp. Cl A	17,167	335,615
Administaff, Inc.	2,050	43,747

Aircastle Ltd.	21,719	205,679
Alaska Air Group, Inc.*	13,772	567,820
Ameron International Corp.	1,110	69,808
Astec Industries, Inc.*	6,873	199,042
AZZ, Inc.*	11,492	389,004
Belden, Inc.	5,034	138,234
Boeing Co.	12,767	927,012
Cornell Cos., Inc.*	7,375	135,036
CRA International, Inc.*	2,390	54,779
CSX Corp.	3,802	193,522
Cummins, Inc.	8,281	513,008
Encore Wire Corp.	12,811	266,469
Expeditors Int’l. of Wash.	10,698	394,970
FedEx Corp.	4,846	452,616
Flowserve Corp.	2,985	329,156
General Electric Co.	62,147	1,131,075
Genesee & Wyoming, Inc. Cl A*	16,163	551,482
Graham Corp.	13,335	239,897
Hub Group, Inc. Cl A*	6,860	191,943
Illinois Tool Works, Inc.	6,321	299,363
JetBlue Airways Corp*	16,422	91,635
Kaydon Corp.	9,838	369,909
Miller Industries, Inc.*	22,160	275,449
Mueller Industries, Inc.	22,146	593,291
Old Dominion Freight Line, Inc.*	16,957	566,194
Orion Marine Group, Inc.*	19,145	345,567
Powell Industries, Inc.*	4,642	151,004
RBC Bearings, Inc.*	6,550	208,749
Robbins & Myers, Inc.	11,081	263,949
SFN Group, Inc.*	53,345	427,293
Southwest Airlines Co.	24,094	318,523
Stanley, Inc.*	5,749	162,639
Sun Hydraulics Corp.	9,857	256,085
Teledyne Technologies, Inc.*	7,048	290,871
Tutor Perini Corp.*	27,939	607,673
Union Pacific Corp.	3,063	224,518
United Technologies Corp.	7,900	581,519
		13,528,092

INFORMATION TECHNOLOGY (8.1%)
Adobe Systems, Inc.*	8,766	310,053
Adtran, Inc.	9,725	256,254
Advanced Energy Industries, Inc.*	19,780	327,557
Anixter International, Inc.*	4,212	197,332
Apple, Inc.*	6,323	1,485,462
Applied Materials, Inc.	19,099	257,455
Ariba, Inc.*	11,738	150,833
Automatic Data Processing, Inc.	7,345	326,632
Brooks Automation, Inc.*	21,625	190,733
Ceragon Networks Ltd.*	18,388	200,797
Cirrus Logic, Inc.*	18,286	153,420
Cisco Systems, Inc.*	36,449	948,767
Coherent, Inc.*	7,718	246,667
Commvault Systems, Inc.*	6,402	136,683
comScore, Inc.*	11,268	188,063
CyberSource Corp.*	8,767	154,650
DemandTec, Inc.*	38,498	267,561
EMC Corp.*	13,207	238,254
Fairchild Semiconductor Int’l., Inc.*	10,080	107,352

FormFactor, Inc.*	8,739	155,205
Forrester Research, Inc.*	10,038	301,843
Global Cash Access Hldgs., Inc.*	70,678	577,439
Google, Inc.*	1,609	912,319
Harmonic, Inc.*	22,875	144,341
Hewlett-Packard Co.	16,903	898,394
iGATE Corp.	2,850	27,731
Informatica Corp.*	10,559	283,615
Int’l. Business Machines Corp.	7,757	994,835
Intevac, Inc.*	18,953	261,930
Lawson Software, Inc.*	20,880	138,017
LogMeIn, Inc.*	11,809	244,328
MasterCard, Inc.	439	111,506
Microsemi Corp.*	23,215	402,548
Microsoft Corp.	36,607	1,071,487
MKS Instruments, Inc.*	19,866	389,175
Monolithic Power Systems, Inc.*	8,838	197,087
Monotype Imaging Hldgs., Inc.*	16,072	156,381
Nvidia Corp.*	17,339	301,352
Oracle Corp.	27,526	707,143
Parametric Technology Corp.*	32,713	590,470
Plexus Corp.*	15,669	564,554
Polycom, Inc.*	5,307	162,288
QUALCOMM, Inc.	12,420	521,516
Rackspace Hosting, Inc.*	7,700	144,221
RightNow Technologies, Inc.*	6,029	107,678
Riverbed Technology, Inc.*	8,531	242,280
Rogers Corp.*	5,441	157,843
Salesforce.com, inc.*	5,269	392,277
Sapient Corp.*	14,104	128,911
SAVVIS, Inc.*	8,825	145,613
ScanSource, Inc.*	4,958	142,691
Semtech Corp.*	27,704	482,881
Solera Hldgs., Inc.	5,724	221,233
Sourcefire, Inc.*	9,384	215,363
SuccessFactors, Inc.*	8,265	157,366
Super Micro Computer, Inc.*	19,917	344,166
Sybase, Inc.*	4,739	220,932
Symantec Corp.*	10,290	174,107
Synaptics, Inc.*	4,596	126,896
Texas Instruments, Inc.	15,309	374,611
TIBCO Software, Inc.*	41,891	452,004
TNS, Inc.*	6,795	151,529
Virtusa Corp.*	14,923	153,856
Websense, Inc.*	18,102	412,183
Xyratex Ltd.*	11,900	201,467
Yahoo!, Inc.*	6,355	105,048
		21,515,185

MATERIALS (2.4%)
Allied Nevada Gold Corp.*	10,316	170,936
Ball Corp.	6,044	322,629
Commercial Metals Co.	21,748	327,525
Crown Hldgs., Inc.*	31,526	849,941
Cytec Industries, Inc.	8,355	390,513
Dow Chemical Co.	12,382	366,136
Eastman Chemical Co.	6,624	421,816
FMC Corp.	6,837	413,912
Freeport-McMoRan Copper & Gold, Inc.*	4,234	353,708

Innophos Hldgs., Inc.	10,365	289,184
Kaiser Aluminum Corp.	7,980	307,789
Silgan Hldgs., Inc.	12,622	760,223
Taseko Mines Ltd.*	91,529	474,120
US Gold Corp.*	107,378	289,921
Vista Gold Corp.*	5,280	10,613
Walter Energy, Inc.	4,227	390,025
Zep, Inc.	11,838	259,015
		6,398,006

TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	26,191	676,775
CenturyTel, Inc.	9,510	337,225
Consolidated Comms. Hldgs., Inc.	31,149	590,585
Iowa Telecommunications Svcs., Inc.	11,886	198,496
Syniverse Hldgs., Inc.*	27,892	543,057
Windstream Corp.	23,269	253,399
		2,599,537

UTILITIES (1.2%)
Avista Corp.	24,970	517,129
Black Hills Corp.	4,501	136,605
Dominion Resources, Inc.	10,264	421,953
Edison International	2,880	98,410
Entergy Corp.	1,603	130,404
Exelon Corp.	4,260	186,631
FirstEnergy Corp.	4,382	171,292
FPL Group, Inc.	3,283	158,667
Idacorp, Inc.	7,158	247,810
Northwest Natural Gas Co.	5,314	247,632
PNM Resources, Inc.	17,863	223,823
Public Svc. Enterprise Group, Inc.	3,954	116,722
Sempra Energy	5,341	266,516
Unisource Energy Corp.	10,253	322,354
		3,245,948
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $94,560,466) 40.6%		108,361,222

	Shares	Value
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	94,520
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)		94,520

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	460,000	0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $457,351) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $95,073,417) 40.6%					108,455,742

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,495,000) 0.6%	1,495,000

TOTAL INVESTMENTS (Cost: $256,213,061) 99.7%	265,990,855

OTHER NET ASSETS 0.3%	830,271

NET ASSETS 100.0%	$266,821,126

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.2%)
CPI Corp.*	17,170	237,976
Dillard’s, Inc. Cl A	135,823	3,205,423
Pep Boys - Manny, Moe & Jack	129,688	1,303,364
Rent-A-Center, Inc.*	127,026	3,004,165
Tupperware Brands Corp.	76,623	3,694,761
Wolverine World Wide, Inc.	78,085	2,276,959
		13,722,648

CONSUMER STAPLES (4.2%)
American Italian Pasta Co. Cl A*	170,887	6,642,378
Great Atlantic & Pacific Tea Co., Inc.*	127,725	979,651
Pantry, Inc.*	60,900	760,641
Vector Group Ltd.	68,572	1,058,066
		9,440,736

ENERGY (5.1%)
Ellora Energy, Inc.†	119,800	958,400
Energy XXI (Bermuda) Ltd.*	48,064	860,826
ION Geophysical Corp.*	21,200	104,304
MarkWest Energy Partners LP	84,471	2,589,036
McMoRan Exploration Co.*	332,620	4,866,231
Superior Well Services, Inc.*	36,739	491,568
T-3 Energy Services, Inc.*	45,023	1,105,765
Trico Marine Services, Inc.*	123,176	285,768
		11,261,898

FINANCIALS (29.2%)
AmTrust Financial Svcs., Inc.	48,550	677,273
Ashford Hospitality Trust, Inc.*	415,444	2,978,733
Aspen Insurance Hldgs. Ltd.	92,870	2,678,371
BancFirst Corp.	24,088	1,009,528
Bank Mutual Corp.	252,304	1,639,976
Bank of Marin Bancorp	12,590	416,477
Brookline Bancorp, Inc.	247,394	2,632,272
Bryn Mawr Bank Corp.	31,250	567,188
Chesapeake Lodging Trust*	48,630	946,826
DiamondRock Hospitality Co.	39,110	395,402
Dime Community Bancshares	79,010	997,896
Ellington Financial LLC†***	123,900	2,447,025
FBR Capital Markets Corp.*	141,480	643,734
First Interstate BancSytem, Inc.*	17,002	276,283
First Niagara Financial Group, Inc.	137,256	1,951,780
Forest City Enterprises, Inc. Cl A*	162,920	2,347,677
Glacier Bancorp, Inc.	133,149	2,027,859
Highwoods Properties, Inc.	80,296	2,547,792
IBERIABANK Corp.	23,020	1,381,430
Marlin Business Svcs. Corp.*	124,218	1,260,813
MB Financial, Inc.	42,240	951,667
Meadowbrook Insurance Group, Inc.	276,483	2,184,216
Medical Properties Trust, Inc.	61,392	643,388
MFA Financial, Inc.	100,557	740,100
Mid-America Apt. Communities, Inc.	27,613	1,430,077
National Retail Pptys., Inc.	71,380	1,629,605
NBH Hldgs. Co.†	98,458	1,969,160
NewAlliance Bancshares, Inc.	203,711	2,570,833

Northwest Bancshares, Inc.	85,098	999,051
Pennsylvania REIT	178,034	2,220,084
PHH Corp.*	97,380	2,295,247
PMA Capital Corp. Cl A*	205,703	1,263,016
ProAssurance Corp.*	45,656	2,672,702
S.Y. Bancorp, Inc.	70,896	1,612,884
SeaBright Insurance Hldgs., Inc.*	198,956	2,190,506
Senior Housing Pptys. Trust	100,291	2,221,446
Signature Bank*	36,507	1,352,584
SVB Financial Group*	24,750	1,154,835
Symetra Financial Corp.*	42,483	559,926
United Westen Bancorp, Inc.	369,287	565,009
Westamerica Bancorporation	48,835	2,815,338
Westfield Financial, Inc.	131,795	1,211,196
		65,077,205

HEALTH CARE (4.6%)
Abiomed, Inc.*	33,482	345,869
Allied Healthcare Int’l., Inc.*	258,912	704,241
Alphatec Hldgs., Inc.*	318,168	2,026,730
American Medical Systems Hldgs., Inc.*	64,546	1,199,265
Conceptus, Inc.*	102,112	2,038,156
Enzon Pharmaceuticals, Inc.*	388,835	3,958,340
		10,272,601

INDUSTRIALS (16.2%)
Actuant Corp. Cl A	129,150	2,524,883
Administaff, Inc.	15,610	333,117
Aircastle Ltd.	165,268	1,565,088
Alaska Air Group, Inc.*	104,830	4,322,141
Ameron International Corp.	8,430	530,163
AZZ, Inc.*	48,747	1,650,086
Cornell Cos., Inc.*	58,621	1,073,351
CRA International, Inc.*	18,262	418,565
Encore Wire Corp.	97,560	2,029,248
Genesee & Wyoming, Inc. Cl A*	73,434	2,505,568
Kaydon Corp.	74,907	2,816,503
Miller Industries, Inc.*	168,620	2,095,947
Mueller Industries, Inc.	174,672	4,679,463
Old Dominion Freight Line, Inc.*	80,465	2,686,726
Orion Marine Group, Inc.*	145,655	2,629,073
SFN Group, Inc.*	186,900	1,497,069
Tutor Perini Corp.*	125,207	2,723,252
		36,080,243

INFORMATION TECHNOLOGY (9.7%)
Advanced Energy Industries, Inc.*	59,260	981,346
Anixter International, Inc.*	32,803	1,536,821
Cirrus Logic, Inc.*	143,660	1,205,307
Coherent, Inc.*	60,160	1,922,714
DemandTec, Inc.*	86,192	599,034
Fairchild Semiconductor Int’l., Inc.*	76,740	817,281
Global Cash Access Hldgs., Inc.*	240,733	1,966,789
Microsemi Corp.*	76,350	1,323,909
MKS Instruments, Inc.*	77,214	1,512,622
Parametric Technology Corp.*	87,014	1,570,603
Plexus Corp.*	37,310	1,344,279
Semtech Corp.*	112,440	1,959,829
Sybase, Inc.*	36,031	1,679,765

TIBCO Software, Inc.*	203,133	2,191,805
Websense, Inc.*	49,647	1,130,462
		21,742,566

MATERIALS (11.8%)
Commercial Metals Co.	169,390	2,551,013
Crown Hldgs., Inc.*	247,799	6,680,660
Cytec Industries, Inc.	65,093	3,042,447
Kaiser Aluminum Corp.	60,760	2,343,513
Silgan Hldgs., Inc.	72,740	4,381,130
Taseko Mines Ltd.*	697,832	3,614,770
US Gold Corp.*	177,546	479,374
Vista Gold Corp.*	40,183	80,768
Walter Energy, Inc.	33,170	3,060,596
		26,234,271

TELECOMMUNICATION SERVICES (2.6%)
Consolidated Comms. Hldgs., Inc.	117,498	2,227,762
Iowa Telecommunications Svcs., Inc.	90,556	1,512,285
Syniverse Hldgs., Inc.*	109,984	2,141,388
		5,881,435

UTILITIES (5.2%)
Avista Corp.	123,693	2,561,682
Black Hills Corp.	34,503	1,047,166
Idacorp, Inc.	54,510	1,887,136
Northwest Natural Gas Co.	40,493	1,886,974
PNM Resources, Inc.	136,094	1,705,258
Unisource Energy Corp.	79,227	2,490,897
		11,579,113

TOTAL COMMON STOCKS (Cost: $183,614,981) 94.8%		211,292,716

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	723,350
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%		723,350

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	1,890,000	0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,879,117) 0.0%					0

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.4%)
FHLB	AAA	0.00	04/01/10	12,000,000	12,000,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,000,000) 5.4%					12,000,000

TOTAL INVESTMENTS (Cost: $197,919,598) 100.5%	224,016,066

OTHER NET ASSETS —0.5%	(1,040,310)

NET ASSETS 100.0%	$222,975,756

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.8%)
California Pizza Kitchen, Inc.*	162,973	2,736,317
Carter’s, Inc.*	58,250	1,756,238
Deckers Outdoor Corp.*	14,942	2,061,996
G-III Apparel Group Ltd.*	89,956	2,479,187
Grand Canyon Education, Inc.*	94,292	2,464,793
Gymboree Corp.*	48,163	2,486,656
OfficeMax, Inc.*	284,150	4,665,743
P.F. Chang’s China Bistro, Inc.*	40,853	1,802,843
Shutterfly, Inc.*	83,281	2,006,239
Smith & Wesson Hldg. Corp.*	278,867	1,054,117
Sonic Corp.*	144,206	1,593,476
Sotheby’s	34,700	1,078,823
Tupperware Brands Corp.	64,272	3,099,196
WMS Industries, Inc.*	25,059	1,050,974
		30,336,598

CONSUMER STAPLES (1.7%)
Darling International, Inc.*	91,329	818,308
Pantry, Inc.*	149,050	1,861,635
Vector Group Ltd.	62,402	962,863
		3,642,806

ENERGY (6.8%)
Brigham Exploration Co.*	317,822	5,069,261
Carrizo Oil and Gas, Inc.*	53,794	1,234,572
Energy XXI (Bermuda) Ltd.*	22,035	394,647
MarkWest Energy Partners LP	43,800	1,342,470
McMoRan Exploration Co.*	369,424	5,404,670
T-3 Energy Services, Inc.*	61,476	1,509,851
		14,955,471

FINANCIALS (4.1%)
First Financial Bancorp.	81,726	1,453,906
PS Business Parks, Inc.	24,075	1,285,605
S.Y. Bancorp, Inc.	50,432	1,147,328
Senior Housing Pptys. Trust	72,836	1,613,317
Signature Bank*	46,036	1,705,634
Stifel Financial Corp.*	33,203	1,784,661
		8,990,451

HEALTH CARE (22.0%)
Abiomed, Inc.*	214,271	2,213,419
Acorda Therapeutics, Inc.*	49,032	1,676,894
Almost Family, Inc.*	47,619	1,794,760
Alnylam Pharmaceuticals, Inc.*	27,845	473,922
Alphatec Hldgs., Inc.*	330,995	2,108,438
Auxilium Pharmaceuticals, Inc.*	31,467	980,512
Conceptus, Inc.*	60,144	1,200,474
Cyberonics, Inc.*	75,700	1,450,412
Emergent Biosolutions, Inc.*	69,729	1,170,750
Enzon Pharmaceuticals, Inc.*	311,998	3,176,140

ev3, Inc.*	100,577	1,595,151
Exelixis, Inc.*	239,372	1,452,988
Genoptix, Inc.*	54,939	1,949,785
Geron Corp.*	89,554	508,667
HMS Hldgs. Corp.*	38,195	1,947,563
Human Genome Sciences, Inc.*	80,315	2,425,513
Inspire Pharmaceuticals, Inc.*	142,500	889,200
Magellan Health Svcs., Inc.*	80,965	3,520,358
MAP Pharmaceuticals, Inc.*	25,400	403,606
MedAssets, Inc.*	88,391	1,856,211
Neogen Corp.*	87,816	2,204,182
NuVasive, Inc.*	48,000	2,169,600
Omnicell, Inc.*	121,687	1,707,269
Onyx Pharmaceuticals, Inc.*	44,134	1,336,378
Optimer Pharmaceuticals, Inc.*	46,492	570,922
Regeneron Pharmaceuticals, Inc.*	28,507	755,150
Salix Pharmaceuticals Ltd.*	59,725	2,224,756
Seattle Genetics, Inc.*	106,821	1,275,443
Steris Corp.	77,339	2,603,231
SXC Health Solutions Corp.*	11,191	752,930
		48,394,624

INDUSTRIALS (11.4%)
ACCO Brands Corp.*	155,923	1,194,370
Astec Industries, Inc.*	50,454	1,461,148
AZZ, Inc.*	37,240	1,260,574
Belden, Inc.	36,953	1,014,729
Genesee & Wyoming, Inc. Cl A*	49,431	1,686,586
Graham Corp.	96,932	1,743,807
Hub Group, Inc. Cl A*	50,281	1,406,862
JetBlue Airways Corp*	120,472	672,234
Old Dominion Freight Line, Inc.*	49,607	1,656,378
Powell Industries, Inc.*	33,717	1,096,814
RBC Bearings, Inc.*	48,100	1,532,947
Robbins & Myers, Inc.	80,751	1,923,489
SFN Group, Inc.*	153,946	1,233,107
Stanley, Inc.*	42,133	1,191,943
Sun Hydraulics Corp.	72,451	1,882,277
Teledyne Technologies, Inc.*	51,198	2,112,941
Tutor Perini Corp.*	84,321	1,833,982
		24,904,188

INFORMATION TECHNOLOGY (28.3%)
Adtran, Inc.	70,800	1,865,580
Advanced Energy Industries, Inc.*	87,450	1,448,172
Ariba, Inc.*	85,146	1,094,126
Brooks Automation, Inc.*	157,150	1,386,063
Ceragon Networks Ltd.*	133,942	1,462,647
Commvault Systems, Inc.*	46,566	994,184
comScore, Inc.*	82,054	1,369,481
CyberSource Corp.*	63,930	1,127,725
DemandTec, Inc.*	199,352	1,385,496
FormFactor, Inc.*	63,599	1,129,518
Forrester Research, Inc.*	73,082	2,197,576
Global Cash Access Hldgs., Inc.*	290,020	2,369,463
Harmonic, Inc.*	166,225	1,048,880

iGATE Corp.	20,750	201,898
Informatica Corp.*	77,409	2,079,206
Intevac, Inc.*	126,245	1,744,706
Lawson Software, Inc.*	152,064	1,005,143
LogMeIn, Inc.*	86,018	1,779,712
Microsemi Corp.*	96,813	1,678,737
MKS Instruments, Inc.*	72,829	1,426,720
Monolithic Power Systems, Inc.*	64,866	1,446,512
Monotype Imaging Hldgs., Inc.*	116,745	1,135,929
Parametric Technology Corp.*	157,513	2,843,110
Plexus Corp.*	80,151	2,887,841
Polycom, Inc.*	38,925	1,190,327
Rackspace Hosting, Inc.*	56,025	1,049,348
RightNow Technologies, Inc.*	43,900	784,054
Riverbed Technology, Inc.*	62,067	1,762,703
Rogers Corp.*	39,913	1,157,876
Sapient Corp.*	103,450	945,533
SAVVIS, Inc.*	64,300	1,060,950
ScanSource, Inc.*	36,380	1,047,016
Semtech Corp.*	95,282	1,660,765
Solera Hldgs., Inc.	41,942	1,621,058
Sourcefire, Inc.*	68,766	1,578,180
SuccessFactors, Inc.*	60,574	1,153,329
Super Micro Computer, Inc.*	142,218	2,457,527
Synaptics, Inc.*	33,688	930,126
TIBCO Software, Inc.*	106,375	1,147,786
TNS, Inc.*	49,456	1,102,869
Virtusa Corp.*	108,495	1,118,583
Websense, Inc.*	84,263	1,918,669
Xyratex Ltd.*	86,850	1,470,371
		62,265,495

MATERIALS (3.7%)
Allied Nevada Gold Corp.*	75,750	1,255,178
Innophos Hldgs., Inc.	75,442	2,104,832
Silgan Hldgs., Inc.	23,130	1,393,120
US Gold Corp.*	621,532	1,678,136
Zep, Inc.	77,336	1,692,112
		8,123,378

TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	115,830	2,196,137
Syniverse Hldgs., Inc.*	101,229	1,970,929
		4,167,066

UTILITIES (0.6%)
Avista Corp.	64,426	1,334,262

TOTAL COMMON STOCKS (Cost: $166,678,051) 94.3%		207,114,339

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.6%)
FHLB	AAA	0.00	04/01/10	8,000,000	8,000,000
COMMERCIAL PAPER (2.6%)
Illinois Tool Works, Inc.†	A-1	0.18	04/01/10	4,706,000	4,706,000
Toyota Motor Credit Corp.	A-1+	0.22	04/19/10	900,000	899,901
					5,605,901
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,605,901) 6.2%					13,605,901

TOTAL INVESTMENTS (Cost: $180,283,952) 100.5%					220,720,240

OTHER NET ASSETS —0.5%					(1,067,082)

NET ASSETS 100.0%					$219,653,158

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION -  MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.5%)
Burger King Hldgs., Inc.	17,480	371,625
CBS Corp. Cl B	28,910	403,005
Discovery Communications, Inc. Cl C*	5,662	166,519
DreamWorks Animation SKG Cl A*	6,790	267,458
Fortune Brands, Inc.	5,235	253,950
GameStop Corp. Cl A*	5,220	114,370
Mohawk Industries, Inc.*	4,857	264,124
Newell Rubbermaid, Inc.	25,511	387,767
Penney (J.C.) Co., Inc.	3,634	116,906
Polo Ralph Lauren Corp.	6,287	534,646
Rent-A-Center, Inc.*	11,925	282,026
Stanley Black & Decker, Inc.*	5,826	334,471
V.F. Corp.	9,831	787,955
		4,284,822

CONSUMER STAPLES (6.0%)
Avon Products, Inc.	12,116	410,369
Clorox Co.	5,345	342,828
Coca-Cola Enterprises, Inc.	17,931	495,971
J.M. Smucker Co.	6,705	404,043
Safeway, Inc.	17,280	429,581
Vector Group Ltd.	39,702	612,602
		2,695,394

ENERGY (8.7%)
Arch Coal, Inc.	17,840	407,644
CNX Gas Corp.*	11,097	422,241
Denbury Resources, Inc.*	21,020	354,607
Enterprise Products Partners LP	6,224	215,226
Noble Energy, Inc.	8,310	606,630
Plains Exploration & Production Co.*	12,590	377,574
Pride International, Inc.*	15,300	460,683
Range Resources Corp.	14,211	666,070
Spectra Energy Corp.	17,321	390,242
		3,900,917

FINANCIALS (23.7%)
American Financial Group, Inc.	22,287	634,065
Ameriprise Financial, Inc.	15,376	697,455
Annaly Capital Mgmt., Inc.	17,048	292,885
Aon Corp.	12,975	554,162
Associated Banc-Corp.	34,671	478,460
Assurant, Inc.	7,564	260,050
BOK Financial Corp.	11,721	614,649
Boston Properties, Inc.	5,770	435,289
Developers Diversified Realty Corp.	12,145	147,805
Discover Financial Svcs.	5,967	88,908
Equity Residential	16,783	657,054
Everest Re Group Ltd.	2,416	195,527
Fulton Financial Corp.	39,399	401,476
Genworth Financial, Inc. Cl A*	17,034	312,404
HCC Insurance Hldgs., Inc.	5,020	138,552
Host Hotels & Resorts, Inc.*	34,058	498,950
Marsh & McLennan Cos., Inc.	12,252	299,194
National Retail Pptys., Inc.	16,280	371,672
People’s United Financial, Inc.	40,023	625,960

Principal Financial Grp., Inc.	6,644	194,071
Progressive Corp.*	17,732	338,504
ProLogis	32,068	423,298
Public Storage	5,050	464,550
SPDR KBW	7,420	194,552
StanCorp Financial Group, Inc.	12,752	607,378
Vornado Realty Trust	9,723	736,031
		10,662,901

HEALTH CARE (5.6%)
AmerisourceBergen Corp.	17,434	504,191
CIGNA Corp.	11,344	414,964
Hospira, Inc.*	9,214	521,973
Laboratory Corp. of America Hldgs.*	4,550	344,481
Mettler-Toledo Int’l., Inc.*	4,944	539,885
Mylan, Inc.*	8,800	199,848
		2,525,342

INDUSTRIALS (11.0%)
Alliant TechSystems, Inc.*	4,777	388,370
Con-way, Inc.	7,320	257,078
Donnelley (R.R.) & Sons Co.	21,092	450,314
Flowserve Corp.	2,880	317,578
General Cable Corp.*	11,630	314,010
ITT Corp.	4,899	262,635
Joy Global, Inc.	8,110	459,026
Kirby Corp.*	13,650	520,748
L-3 Communications Hldgs., Inc.	3,310	303,295
Lincoln Electric Hldgs., Inc.	5,929	322,123
Precision Castparts Corp.	5,791	733,778
Shaw Group, Inc.*	11,230	386,537
Southwest Airlines Co.	15,621	206,510
		4,922,002

INFORMATION TECHNOLOGY (7.5%)
Amdocs Ltd.*	13,402	403,534
Harris Corp.	6,740	320,083
Lender Processing Svcs., Inc.	5,310	200,453
McAfee, Inc.*	4,540	182,190
Micron Technology, Inc.*	35,995	373,988
NCR Corp.*	15,786	217,847
SAIC, Inc.*	20,560	363,912
Sybase, Inc.*	12,501	582,797
Teradata Corp.*	12,406	358,409
Xerox Corp.	36,231	353,252
		3,356,465

MATERIALS (11.1%)
Agnico-Eagle Mines Ltd.	7,257	403,997
CF Industries Hldgs., Inc.	4,640	423,075
Crown Hldgs., Inc.*	51,378	1,385,147
Cytec Industries, Inc.	13,332	623,138
Eastman Chemical Co.	7,251	461,744
Lubrizol Corp.	8,662	794,479
Sonoco Products Co.	21,391	658,629
Steel Dynamics, Inc.	13,681	239,007
		4,989,216

TELECOMMUNICATION SERVICES (1.9%)
CenturyTel, Inc.	13,901	492,929

Windstream Corp.	35,050	381,695
		874,624

UTILITIES (10.1%)
American Electric Power Co., Inc.	16,061	548,965
Edison International	18,275	624,457
Energen Corp.	13,697	637,321
Entergy Corp.	6,208	505,021
ITC Hldgs. Corp.	5,940	326,700
Pepco Hldgs., Inc.	25,532	437,874
PG&E Corp.	14,078	597,189
PPL Corp.	12,669	351,058
Sempra Energy	9,843	491,166
		4,519,751

TOTAL COMMON STOCKS (Cost: $41,937,826) 95.1%		42,731,434

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.8%)
FNMA	AAA	0.13	04/07/10	825,000	824,982
COMMERCIAL PAPER (2.2%)
General Electric Co.	A-1+	0.14	04/15/10	1,000,000	999,946
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,824,928) 4.0%					1,824,928

TOTAL INVESTMENTS (Cost: $43,762,754) 99.1%					44,556,362

OTHER NET ASSETS 0.9%					409,774

NET ASSETS 100.0%					$44,966,136

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION   —  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.9%)
99 Cents Only Stores*	18,441	300,588
Aaron’s, Inc.	22,053	735,247
Advance Auto Parts, Inc.	36,416	1,526,559
Aeropostale, Inc.*	40,129	1,156,919
American Eagle Outfitters, Inc.	84,183	1,559,069
American Greetings Corp. Cl A	16,019	333,836
AnnTaylor Stores Corp.*	23,837	493,426
Bally Technologies, Inc.*	22,382	907,366
Barnes & Noble, Inc.	16,074	347,520
Bob Evans Farms, Inc.	12,604	389,590
BorgWarner, Inc.	46,789	1,786,404
Boyd Gaming Corp.*	22,387	221,184
Brink’s Home Security Hldgs., Inc.*	18,584	790,749
Brinker International, Inc.	41,592	801,894
Burger King Hldgs., Inc.	36,144	768,421
Career Education Corp.*	28,430	899,525
CarMax, Inc.*	90,028	2,261,503
Cheesecake Factory, Inc.*	24,445	661,482
Chico’s FAS, Inc.*	72,249	1,041,831
Chipotle Mexican Grill, Inc. Cl A*	12,667	1,427,191
Coldwater Creek, Inc.*	23,568	163,562
Collective Brands, Inc.*	26,031	591,945
Corinthian Colleges, Inc.*	35,555	625,412
Dick’s Sporting Goods, Inc.*	36,274	947,114
Dollar Tree, Inc.*	35,824	2,121,497
DreamWorks Animation SKG Cl A*	30,634	1,206,673
Foot Locker, Inc.	63,450	954,288
Fossil, Inc.*	19,497	735,817
Gentex Corp.	55,942	1,086,394
Guess?, Inc.	23,595	1,108,493
Hanesbrands, Inc.*	38,613	1,074,214
Harte-Hanks, Inc.	15,485	199,137
International Speedway Corp. Cl A	12,448	320,785
ITT Educational Svcs., Inc.*	12,160	1,367,757
J. Crew Group, Inc.*	22,720	1,042,848
KB Home	30,029	502,986
Lamar Advertising Co. Cl A*	21,621	742,681
Life Time Fitness, Inc.*	16,791	471,827
LKQ Corp.*	57,390	1,165,017
Matthews International Corp. Cl A	12,314	437,147
MDC Hldgs., Inc.	15,247	527,699
Mohawk Industries, Inc.*	22,789	1,239,266
Netflix, Inc.*	16,948	1,249,746
NVR, Inc.*	2,461	1,787,917

Panera Bread Co. Cl A*	12,795	978,690
PetSmart, Inc.	50,144	1,602,602
Phillips-Van Heusen Corp.	20,954	1,201,921
Regis Corp.	23,248	434,273
Rent-A-Center, Inc.*	26,827	634,459
Ryland Group, Inc.	17,783	399,051
Saks, Inc.*	64,731	556,687
Scholastic Corp.	10,356	289,968
Scientific Games Corp. Cl A*	26,363	371,191
Service Corp. International	102,785	943,566
Sotheby’s	27,817	864,831
Strayer Education, Inc.	5,592	1,361,764
The Warnaco Group, Inc.*	18,511	883,160
Thor Industries, Inc.	14,384	434,541
Timberland Co.*	18,030	384,760
Toll Brothers, Inc.*	55,650	1,157,520
Tupperware Brands Corp.	25,789	1,243,546
Under Armour, Inc. Cl A*	15,274	449,208
Wendy’s/Arby’s Group, Inc.	139,321	696,605
Wiley (John) & Sons, Inc. Cl A	17,371	751,817
Williams-Sonoma, Inc.	42,911	1,128,130
WMS Industries, Inc.*	21,433	898,900
		57,747,716
CONSUMER STAPLES (3.7%)
Alberto-Culver Co.	34,674	906,725
BJ’s Wholesale Club, Inc.*	22,607	836,233
Church & Dwight Co., Inc.	28,548	1,911,289
Corn Products Int’l., Inc.	30,391	1,053,352
Energizer Hldgs., Inc.*	28,329	1,777,928
Flowers Foods, Inc.	31,367	776,020
Green Mountain Coffee Roasters, Inc.*	14,369	1,391,207
Hansen Natural Corp.*	27,738	1,203,274
Lancaster Colony Corp.	7,894	465,430
NBTY, Inc.*	26,065	1,250,599
Ralcorp Hldgs., Inc.*	22,114	1,498,887
Ruddick Corp.	16,550	523,642
Smithfield Foods, Inc.*	56,062	1,162,726
Tootsie Roll Industries, Inc.	10,691	288,978
Universal Corp.	10,018	527,848
		15,574,138
ENERGY (5.6%)
Arch Coal, Inc.	66,739	1,524,986
Atwood Oceanics, Inc.*	22,973	795,555
Bill Barrett Corp.*	15,714	482,577
Cimarex Energy Co.	33,899	2,012,923
Comstock Resources, Inc.*	19,659	625,156
Exterran Hldgs., Inc.*	25,383	613,507
Forest Oil Corp.*	45,578	1,176,824

Frontier Oil Corp.	42,488	573,588
Helix Energy Solutions Group*	38,929	507,245
Mariner Energy, Inc.*	41,338	618,830
Newfield Exploration Co.*	54,476	2,835,476
Oceaneering Int’l., Inc.*	22,758	1,444,905
Overseas Shipholding Group, Inc.	10,653	417,917
Patriot Coal Corp.*	30,463	623,273
Patterson-UTI Energy, Inc.	62,349	871,016
Plains Exploration & Production Co.*	56,557	1,696,144
Pride International, Inc.*	70,888	2,134,438
Quicksilver Resources, Inc.*	49,391	694,931
Southern Union Co.	50,329	1,276,847
Superior Energy Services, Inc.*	32,890	691,348
Tidewater, Inc.	20,979	991,677
Unit Corp.*	16,405	693,603
		23,302,766
FINANCIALS (19.3%)
Affiliated Managers Group, Inc.*	17,061	1,347,819
Alexandria Real Estate Equities, Inc.	17,927	1,211,865
AMB Property Corp.	60,878	1,658,317
American Financial Group, Inc.	31,270	889,632
AmeriCredit Corp.*	40,054	951,683
Apollo Investment Corp.	72,764	926,286
Associated Banc-Corp.	67,739	934,798
Astoria Financial Corp.	33,093	479,849
BancorpSouth, Inc.	28,845	604,591
Bank of Hawaii Corp.	19,459	874,682
Berkley (W.R.) Corp.	51,541	1,344,705
BRE Properties, Inc.	22,057	788,538
Brown & Brown, Inc.	47,849	857,454
Camden Property Trust	25,214	1,049,659
Cathay General Bancorp	30,414	354,323
City National Corp.	17,585	949,062
Commerce Bancshares, Inc.	29,587	1,217,209
Corporate Office Pptys. Trust	23,647	948,954
Cousins Properties, Inc.	40,777	338,857
Cullen/Frost Bankers, Inc.	24,323	1,357,223
Duke Realty Corp.	90,948	1,127,755
Eaton Vance Corp.	47,664	1,598,651
Equity One, Inc.	13,316	251,539
Essex Property Trust, Inc.	11,828	1,063,929
Everest Re Group Ltd.	24,174	1,956,402
Federal Realty Investment Trust	24,824	1,807,435
Fidelity Nat’l. Financial, Inc. Cl A	93,526	1,386,055
First American Corp.	42,401	1,434,850
First Niagara Financial Group, Inc.	76,343	1,085,597
FirstMerit Corp.	34,856	751,844
Fulton Financial Corp.	71,578	729,380

Gallagher (Arthur J.) & Co.	41,312	1,014,210
Greenhill & Co., Inc.	8,314	682,496
Hanover Insurance Group, Inc.	20,295	885,065
HCC Insurance Hldgs., Inc.	46,389	1,280,336
Highwoods Properties, Inc.	28,843	915,188
Horace Mann Educators Corp.	15,895	239,379
Hospitality Properties Trust	50,049	1,198,674
International Bancshares Corp.	21,037	483,641
Jefferies Group, Inc.*	50,355	1,191,903
Jones Lang LaSalle, Inc.	16,969	1,236,870
Liberty Property Trust	45,695	1,550,888
Mack-Cali Realty Corp.	31,913	1,124,933
Mercury General Corp.	14,459	632,147
MSCI, Inc. Cl A*	42,018	1,516,850
Nationwide Health Pptys., Inc.	47,617	1,673,738
New York Community Bancorp, Inc.	177,635	2,938,083
NewAlliance Bancshares, Inc.	43,129	544,288
Old Republic Int’l. Corp.	97,708	1,238,937
OMEGA Healthcare Investors, Inc.	36,160	704,758
PacWest Bancorp	12,146	277,172
Potlatch Corp.	16,123	564,950
Prosperity Bancshares, Inc.*	18,816	771,456
Protective Life Corp.	34,791	765,054
Raymond James Financial, Inc.	40,117	1,072,729
Rayonier, Inc.	32,250	1,465,118
Realty Income Corp.	42,333	1,299,200
Regency Centers Corp.	33,256	1,246,102
Reinsurance Grp. of America, Inc.	29,543	1,551,598
SEI Investments Co.	51,165	1,124,095
Senior Housing Pptys. Trust	51,745	1,146,152
SL Green Realty Corp	31,868	1,825,080
StanCorp Financial Group, Inc.	18,999	904,922
SVB Financial Group*	16,650	776,889
Synovus Financial Corp.	203,100	668,199
TCF Financial Corp.	49,315	786,081
The Macerich Co.	39,659	1,519,336
Transatlantic Hldgs., Inc.*	26,283	1,387,742
Trustmark Corp.	22,708	554,756
UDR, Inc.	62,030	1,094,209
Unitrin, Inc.	20,269	568,545
Valley National Bancorp	62,251	956,798
Waddell & Reed Financial, Inc. Cl A	34,638	1,248,354
Washington Federal, Inc.	45,542	925,413
Webster Financial Corp.	26,106	456,594
Weingarten Realty Investors	42,297	911,923
Westamerica Bancorporation	11,854	683,383
Wilmington Trust Corp.	34,414	570,240
		80,453,417

HEALTH CARE (12.0%)
Affymetrix, Inc.*	28,862	211,847
Beckman Coulter, Inc.	28,124	1,766,187
Bio-Rad Laboratories, Inc. Cl A*	7,828	810,355
Cerner Corp.*	27,491	2,338,384
Charles River Laboratories Int’l., Inc.*	26,738	1,051,071
Community Health Systems, Inc.*	37,729	1,393,332
Covance, Inc.*	25,652	1,574,776
Edwards Lifesciences Corp.*	22,553	2,230,041
Endo Pharmaceuticals Hldgs., Inc.*	47,609	1,127,857
Gen-Probe, Inc.*	19,546	977,300
Health Management Associates, Inc. Cl A*	100,758	866,519
Health Net, Inc.*	39,207	975,078
Hill-Rom Hldgs., Inc.	25,452	692,549
Hologic, Inc.*	108,222	2,006,436
IDEXX Laboratories, Inc.*	23,228	1,336,771
Immucor, Inc.*	28,509	638,317
Kindred Healthcare, Inc.*	15,909	287,157
Kinetic Concepts, Inc.*	25,136	1,201,752
LifePoint Hospitals, Inc.*	22,218	817,178
Lincare Hldgs., Inc.*	26,470	1,187,974
Masimo Corp.*	21,075	559,541
Medicis Pharmaceutical Corp. Cl A	23,394	588,593
Mettler-Toledo Int’l., Inc.*	13,714	1,497,569
Omnicare, Inc.	48,445	1,370,509
OSI Pharmaceuticals, Inc.*	23,147	1,378,404
Owens & Minor, Inc.	16,986	787,981
Perrigo Co.	32,132	1,886,791
Pharmaceutical Product Development, Inc.	47,977	1,139,454
Psychiatric Solutions, Inc.*	22,827	680,245
ResMed, Inc.*	30,427	1,936,679
Schein (Henry), Inc.*	36,736	2,163,750
Steris Corp.	23,830	802,118
Techne Corp.	15,116	962,738
Teleflex, Inc.	16,115	1,032,488
Thoratec Corp.*	23,092	772,427
United Therapeutics Corp.*	19,219	1,063,387
Universal Health Svcs., Inc. Cl B	38,716	1,358,544
Valeant Pharmaceuticals Int’l.*	26,236	1,125,787
Varian, Inc.*	11,722	606,965
VCA Antech, Inc.*	34,717	973,118
Vertex Pharmaceuticals, Inc.*	79,089	3,232,371
WellCare Health Plans, Inc.*	17,133	510,563
		49,920,903
INDUSTRIALS (13.7%)
Aecom Technology Corp.*	44,856	1,272,565
AGCO Corp.*	37,513	1,345,591
AirTran Hldgs., Inc.*	54,581	277,271

Alaska Air Group, Inc.*	14,301	589,630
Alexander & Baldwin, Inc.	16,648	550,216
Alliant TechSystems, Inc.*	13,362	1,086,331
AMETEK, Inc.	43,778	1,815,036
BE Aerospace, Inc.*	39,651	1,207,373
Bucyrus International, Inc.	32,872	2,169,223
Carlisle Cos., Inc.	24,372	928,573
Clean Harbors, Inc.*	9,266	514,819
Con-way, Inc.	19,993	702,154
Copart, Inc.*	27,293	971,631
Corporate Executive Board Co.	13,836	367,899
Corrections Corp. of America*	46,872	930,878
Crane Co.	19,003	674,607
Deluxe Corp.	20,849	404,888
Donaldson Co., Inc.	31,394	1,416,497
Federal Signal Corp.	19,916	179,443
FTI Consulting, Inc.*	18,708	735,599
GATX Corp.	18,693	535,554
Graco, Inc.	24,345	779,040
Granite Construction, Inc.	13,656	412,684
Harsco Corp.	32,611	1,041,595
HNI Corp.	18,307	487,515
Hubbell, Inc. Cl B	23,979	1,209,261
Hunt (J.B.) Transport Svcs., Inc.	35,617	1,277,938
IDEX Corp.	32,777	1,084,919
JetBlue Airways Corp*	83,621	466,605
Joy Global, Inc.	42,108	2,383,313
Kansas City Southern*	38,932	1,408,170
KBR, Inc.	64,036	1,419,038
Kennametal, Inc.	33,007	928,157
Kirby Corp.*	21,829	832,776
Korn/Ferry International*	18,545	327,319
Landstar System, Inc.	20,142	845,561
Lennox International, Inc.	19,767	876,073
Lincoln Electric Hldgs., Inc.	17,290	939,366
Manpower, Inc.	31,855	1,819,558
Miller (Herman), Inc.	22,710	410,143
Mine Safety Appliances Co.	12,309	344,160
MSC Industrial Direct Co., Inc. Cl A	17,844	905,048
Navigant Consulting, Inc.*	20,282	246,021
Nordson Corp.	13,968	948,707
Oshkosh Corp.	35,574	1,435,055
Pentair, Inc.	40,485	1,442,076
Regal-Beloit Corp.	15,414	915,746
Rollins, Inc.	17,677	383,237
Shaw Group, Inc.*	33,982	1,169,660
SPX Corp.	20,536	1,361,948
Terex Corp.*	44,991	1,021,746

The Brink’s Co.	19,435	548,650
Thomas & Betts Corp.*	21,260	834,242
Timken Co.	32,913	987,719
Towers Watson & Co. Cl A*	17,296	821,560
Trinity Industries, Inc.	31,133	621,415
United Rentals, Inc.*	24,400	228,872
URS Corp.*	33,977	1,685,599
Valmont Industries, Inc.	8,107	671,503
Wabtec Corp.	19,295	812,705
Waste Connections, Inc.*	31,923	1,084,105
Werner Enterprises, Inc.	17,758	411,453
Woodward Governor Co.	23,015	736,020
		57,242,056
INFORMATION TECHNOLOGY (14.1%)
3Com Corp.*	159,083	1,223,348
ACI Worldwide, Inc.*	13,822	284,871
Acxiom Corp.*	32,109	576,035
ADC Telecommunications, Inc.*	39,196	286,523
Adtran, Inc.	22,736	599,094
Advent Software, Inc.*	6,351	284,207
Alliance Data Systems Corp.*	21,496	1,375,529
ANSYS, Inc.*	37,136	1,602,047
AOL, Inc.*	43,739	1,105,722
Arrow Electronics, Inc.*	48,603	1,464,408
Atmel Corp.*	184,040	925,721
Avnet, Inc.*	61,408	1,842,240
Broadridge Financial Solutions, Inc.	54,452	1,164,184
Cadence Design Systems, Inc.*	105,034	699,526
Ciena Corp.*	37,156	566,257
CommScope, Inc.*	38,073	1,066,805
Convergys Corp.*	49,962	612,534
Cree, Inc.*	43,515	3,055,623
Diebold, Inc.	26,861	853,105
Digital River, Inc.*	15,699	475,680
DST Systems, Inc.*	15,489	642,019
Equinix, Inc.*	15,823	1,540,211
F5 Networks, Inc.*	33,258	2,045,700
FactSet Research Systems, Inc.	17,319	1,270,695
Fair Isaac Corp.	18,780	475,885
Fairchild Semiconductor Int’l., Inc.*	50,321	535,919
Gartner, Inc.*	24,429	543,301
Global Payments, Inc.	32,858	1,496,682
Henry (Jack) & Associates, Inc.	34,385	827,303
Hewitt Associates, Inc. Cl A*	33,774	1,343,530
Informatica Corp.*	36,300	975,018
Ingram Micro, Inc. Cl A*	66,408	1,165,460
Integrated Device Technology, Inc.*	67,350	412,855
International Rectifier Corp.*	28,899	661,787

Intersil Corp. Cl A	49,800	735,048
Itron, Inc.*	15,909	1,154,516
Lam Research Corp.*	51,692	1,929,145
Lender Processing Svcs., Inc.	38,867	1,467,229
ManTech International Corp. Cl A*	9,032	441,033
Mentor Graphics Corp.*	39,971	320,567
MICROS Systems, Inc.*	32,331	1,063,043
National Instruments Corp.	23,017	767,617
NCR Corp.*	66,135	912,663
NeuStar, Inc. Cl A*	30,193	760,864
Palm, Inc.*	92,555	348,007
Parametric Technology Corp.*	47,846	863,620
Plantronics, Inc.	19,977	624,881
Polycom, Inc.*	33,506	1,024,613
Quest Software, Inc.*	25,293	449,962
RF Micro Devices, Inc.*	108,780	541,724
Rovi Corp.*	41,813	1,552,517
Semtech Corp.*	25,043	436,499
Silicon Laboratories, Inc.*	18,534	883,516
Solera Hldgs., Inc.	27,587	1,066,238
SRA International, Inc. Cl A*	17,503	363,887
Sybase, Inc.*	33,073	1,541,863
Synopsys, Inc.*	59,147	1,323,118
Tech Data Corp.*	20,654	865,403
Trimble Navigation Ltd.*	47,550	1,365,636
ValueClick, Inc.*	34,787	352,740
Vishay Intertechnology, Inc.*	75,708	774,493
Zebra Technologies Corp. Cl A*	23,912	707,795
		58,638,061
MATERIALS (6.5%)
Albemarle Corp.	37,190	1,585,410
AptarGroup, Inc.	27,443	1,079,882
Ashland, Inc.	32,335	1,706,318
Cabot Corp.	26,535	806,664
Carpenter Technology Corp.	17,131	626,995
Commercial Metals Co.	45,777	689,402
Cytec Industries, Inc.	19,722	921,806
Greif, Inc. Cl A	13,911	763,992
Intrepid Potash, Inc.*	16,751	508,058
Louisiana-Pacific Corp.*	50,586	457,803
Lubrizol Corp.	27,695	2,540,185
Martin Marietta Materials, Inc	18,363	1,534,229
Minerals Technologies, Inc.	7,606	394,295
Olin Corp.	31,801	623,936
Packaging Corp. of America	41,794	1,028,550
Reliance Steel & Aluminum Co.	25,956	1,277,814
RPM International, Inc.	52,378	1,117,747
Scotts Miracle-Gro Co. Cl A	18,270	846,815

Sensient Technologies Corp.	19,873	577,509
Silgan Hldgs., Inc.	10,851	653,556
Sonoco Products Co.	41,153	1,267,101
Steel Dynamics, Inc.	87,521	1,528,992
Temple-Inland, Inc.	44,343	905,927
Terra Industries, Inc.	40,093	1,834,656
Valspar Corp.	40,901	1,205,761
Worthington Industries, Inc.	24,715	427,322
		26,910,725
TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	82,601	281,669
Syniverse Hldgs., Inc.*	28,141	547,905
Telephone & Data Systems, Inc.	37,232	1,260,303
tw telecom inc*	60,660	1,100,979
		3,190,856
UTILITIES (5.5%)
AGL Resources, Inc.	31,431	1,214,808
Alliant Energy Corp.	44,241	1,471,456
Aqua America, Inc.	55,310	971,797
Atmos Energy Corp.	37,617	1,074,718
Black Hills Corp.	15,766	478,498
Cleco Corp.	24,552	651,856
DPL, Inc.	48,600	1,321,434
Dynegy, Inc. Cl A*	204,638	257,844
Energen Corp.	29,100	1,354,023
Great Plains Energy, Inc.	54,894	1,019,382
Hawaiian Electric Industries, Inc.	37,398	839,585
Idacorp, Inc.	19,340	669,551
MDU Resources Group	75,252	1,623,938
National Fuel Gas Co.	32,686	1,652,277
NSTAR	43,339	1,535,067
NV Energy, Inc.	95,282	1,174,827
OGE Energy Corp.	39,316	1,530,965
PNM Resources, Inc.	35,214	441,231
UGI Corp.	44,196	1,172,962
Vectren Corp.	32,974	815,117
Westar Energy, Inc.	44,247	986,708
WGL Hldgs., Inc.	20,339	704,746
		22,962,790
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $366,148,274) 95.1%		395,943,428

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.10	05/20/10	2,000,000	1,999,741
U.S. Treasury Bill (1)	AAA	0.10	05/06/10	400,000	399,961
					2,399,702

U.S. GOVERNMENT AGENCIES (2.6%)
FHLB	AAA	0.00	04/01/10	11,000,000	11,000,000
COMMERCIAL PAPER (1.6%)
General Electric Co.	A-1+	0.14	04/15/10	6,800,000	6,799,630
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,199,332) 4.8%					20,199,332

TEMPORARY CASH INVESTMENTS (2) (Cost: $30,800) 0.0% (3)					30,800

TOTAL INVESTMENTS (Cost: $386,378,406) 99.9%					416,173,560

OTHER NET ASSETS 0.1%					261,479

NET ASSETS 100.0%					$416,435,039

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.6%)
iShares MSCI EAFE Growth Index Fund	56,060	3,175,238
iShares MSCI EAFE Index Fund	67,281	3,767,736
iShares MSCI EAFE Value Index Fund	62,540	3,167,651
Vanguard Europe Pacific ETF	543,600	18,819,432
Vanguard European ETF	117,500	5,657,625
Vanguard Pacific ETF	56,350	3,075,583
		37,663,265
TOTAL COMMON STOCKS (Cost: $35,736,246) 98.6%		37,663,265

TOTAL INVESTMENTS (Cost: $35,736,246) 98.6%		37,663,265

OTHER NET ASSETS 1.4%		517,684

NET ASSETS 100.0%		$38,180,949

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Amazon.com, Inc.*	8,141	1,104,978
Apollo Group, Inc.*	6,155	377,240
Disney (Walt) Co.	30,012	1,047,719
Family Dollar Stores, Inc.	17,311	633,756
Ford Motor Co.*	58,224	731,876
Home Depot, Inc.	10,726	346,986
Johnson Controls, Inc.	25,284	834,119
McDonald’s Corp.	25,066	1,672,404
NIKE, Inc. Cl B	12,150	893,025
Staples, Inc.	26,590	621,940
Target Corp.	8,739	459,671
Time Warner Cable, Inc.	15,120	806,047
Time Warner, Inc.	14,431	451,257
TJX Cos., Inc.	7,241	307,887
Viacom, Inc. Cl B*	18,707	643,147
		10,932,052

CONSUMER STAPLES (6.3%)
Avon Products, Inc.	20,031	678,450
Constellation Brands, Inc. Cl A*	32,943	541,583
Dr. Pepper Snapple Group, Inc.	25,433	894,479
General Mills, Inc.	16,503	1,168,247
Heinz (H.J.) Co.	12,994	592,656
Molson Coors Brewing Co. Cl B	10,136	426,320
PepsiCo, Inc.	28,594	1,891,779
Proctor & Gamble Co.	27,239	1,723,412
Tyson Foods, Inc. Cl A	39,554	757,459
Wal-Mart Stores, Inc.	35,866	1,994,150
		10,668,535

ENERGY (6.8%)
Apache Corp.	5,149	522,624
Chevron Corp.	18,456	1,399,518
ConocoPhillips	14,642	749,231
Consol Energy, Inc.	7,916	337,697
Exxon Mobil Corp.	53,666	3,594,549
Halliburton Co.	31,062	935,898
Noble Energy, Inc.	7,443	543,339
Occidental Petroleum Corp.	15,271	1,291,010
Range Resources Corp.	8,757	410,441
Schlumberger Ltd.	12,900	818,634
Southwestern Energy Co.*	6,243	254,215
Williams Cos., Inc.	19,023	439,431
XTO Energy, Inc.	6,269	295,771
		11,592,358

FINANCIALS (9.4%)
Allstate Corp.	25,282	816,861
Bank of America Corp.	115,794	2,066,923
BB&T Corp.	23,577	763,659
Berkshire Hathaway, Inc. Cl B*	18,020	1,464,485
Capital One Financial Corp.	23,654	979,512
Citigroup, Inc.	199,824	809,287
CME Group, Inc.	1,458	460,888
Franklin Resources, Inc.	8,354	926,459
Goldman Sachs Group, Inc.	7,508	1,281,090

Hudson City Bancorp, Inc.	19,843	280,977
JPMorgan Chase & Co.	45,304	2,027,354
People’s United Financial, Inc.	47,492	742,775
Simon Property Group, Inc.	6,339	531,842
U.S. Bancorp	33,020	854,558
Wells Fargo & Co.	59,364	1,847,408
		15,854,078

HEALTH CARE (7.8%)
Abbott Laboratories	38,576	2,032,184
Amgen, Inc.*	5,165	308,660
Baxter International, Inc.	18,310	1,065,642
Celgene Corp.*	15,007	929,834
Gilead Sciences, Inc.*	30,132	1,370,403
Johnson & Johnson	41,090	2,679,068
Laboratory Corp. of America Hldgs.*	7,739	585,920
McKesson Corp.	11,426	750,917
Medco Health Solutions, Inc.*	5,538	357,533
Medtronic, Inc.	14,588	656,898
Merck & Co., Inc.	35,537	1,327,307
Mylan, Inc.*	24,221	550,059
St. Jude Medical, Inc.*	9,320	382,586
UnitedHealth Group, Inc.	9,585	313,142
		13,310,153

INDUSTRIALS (6.2%)
Boeing Co.	24,882	1,806,682
CSX Corp.	6,740	343,066
Cummins, Inc.	16,170	1,001,732
Expeditors Int’l. of Wash.	20,897	771,517
FedEx Corp.	9,446	882,256
Flowserve Corp.	5,828	642,654
General Electric Co.	121,436	2,210,135
Illinois Tool Works, Inc.	12,350	584,896
Southwest Airlines Co.	47,080	622,398
Union Pacific Corp.	5,986	438,774
United Technologies Corp.	15,433	1,136,023
		10,440,133

INFORMATION TECHNOLOGY (11.6%)
Adobe Systems, Inc.*	17,087	604,367
Apple, Inc.*	12,355	2,902,560
Applied Materials, Inc.	37,316	503,020
Automatic Data Processing, Inc.	13,210	587,449
Cisco Systems, Inc.*	71,215	1,853,726
EMC Corp.*	25,802	465,468
Google, Inc.*	3,137	1,778,710
Hewlett-Packard Co.	33,026	1,755,332
Int’l. Business Machines Corp.	15,156	1,943,757
MasterCard, Inc.	855	217,170
Microsoft Corp.	71,536	2,093,859
Nortel Networks Corp.*	6,040	296
Nvidia Corp.*	33,804	587,514
Oracle Corp.	53,792	1,381,916
QUALCOMM, Inc.	24,270	1,019,097
Salesforce.com, inc.*	10,289	766,016
Symantec Corp.*	20,060	339,415
Texas Instruments, Inc.	29,892	731,457
Yahoo!, Inc.*	12,427	205,418
		19,736,547

MATERIALS (2.2%)
Ball Corp.	11,807	630,258
Dow Chemical Co.	24,191	715,328
Eastman Chemical Co.	12,927	823,191
FMC Corp.	13,327	806,817
Freeport-McMoRan Copper & Gold, Inc.*	8,269	690,792
		3,666,386

TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	51,184	1,322,595
CenturyTel, Inc.	18,569	658,457
Windstream Corp.	48,496	528,121
		2,509,173

UTILITIES (1.8%)
Dominion Resources, Inc.	20,055	824,461
Edison International	5,624	192,172
Entergy Corp.	3,128	254,463
Exelon Corp.	8,321	364,543
FirstEnergy Corp.	8,559	334,571
FPL Group, Inc.	6,412	309,892
Public Svc. Enterprise Group, Inc.	7,723	227,983
Sempra Energy	10,436	520,756
		3,028,841
TOTAL COMMON STOCKS (Cost: $93,247,468) 60.0%		101,738,256

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.9%)
U.S. Treasury Note	AAA	2.38	10/31/14	500,000	499,336
U.S. Treasury Note	AAA	2.38	03/31/16	250,000	241,797
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	3,809,683
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,010,391
U.S. Treasury Note	AAA	3.63	02/15/20	900,000	884,672
U.S. Treasury Strip	AAA	0.00	11/15/21	8,900,000	5,306,647
					11,752,526
U.S. GOVERNMENT AGENCIES (12.6%)
MORTGAGE-BACKED OBLIGATIONS (12.6%)
FHARM	AAA	4.64	09/01/39	296,085	308,436
FHARM	AAA	5.23	04/01/37	402,947	424,146
FHARM	AAA	5.25	02/01/36	291,520	306,916
FHARM	AAA	5.43	05/01/37	413,376	437,835
FHARM	AAA	5.79	03/01/37	256,233	272,265
FHLMC	AAA	4.00	02/01/25	363,561	369,479
FHLMC	AAA	4.50	08/01/34	391,303	395,326
FHLMC	AAA	5.00	02/01/26	215,369	224,450
FHLMC	AAA	5.50	01/15/32	190,000	203,194
FHLMC	AAA	6.00	03/15/32	313,642	339,665
FNMA	AAA	4.00	05/01/19	197,560	204,696
FNMA	AAA	4.50	05/01/18	292,987	308,464
FNMA	AAA	4.50	08/01/33	406,873	412,074
FNMA	AAA	4.50	06/01/34	481,435	486,686
FNMA	AAA	4.50	12/01/35	362,781	366,284
FNMA	AAA	5.00	04/01/18	583,088	622,248
FNMA	AAA	5.00	06/01/33	653,854	678,426

FNMA	AAA	5.00	09/01/33	267,453	277,504
FNMA	AAA	5.00	11/01/33	1,035,341	1,074,250
FNMA	AAA	5.00	11/01/33	431,862	448,091
FNMA	AAA	5.00	03/01/34	202,976	210,604
FNMA	AAA	5.00	04/01/34	217,305	225,132
FNMA	AAA	5.00	09/01/35	307,076	317,656
FNMA	AAA	5.00	05/01/39	446,908	464,945
FNMA	AAA	5.50	04/01/17	48,721	52,534
FNMA	AAA	5.50	05/01/17	23,362	25,190
FNMA	AAA	5.50	06/01/17	6,453	6,957
FNMA	AAA	5.50	07/01/33	482,093	511,629
FNMA	AAA	5.50	10/01/33	711,184	754,755
FNMA	AAA	5.50	03/01/34	155,114	164,617
FNMA	AAA	5.50	05/01/34	1,051,664	1,113,794
FNMA	AAA	5.50	07/01/34	282,354	299,035
FNMA	AAA	5.50	09/01/34	309,745	328,044
FNMA	AAA	5.50	10/01/34	229,110	242,646
FNMA	AAA	5.50	02/01/35	291,635	308,865
FNMA	AAA	5.50	02/01/35	243,922	257,875
FNMA	AAA	5.50	04/01/35	366,399	387,358
FNMA	AAA	5.50	08/01/35	131,504	139,027
FNMA	AAA	5.50	08/01/37	213,204	224,954
FNMA	AAA	5.50	11/01/38	259,084	271,718
FNMA	AAA	5.50	06/01/48	253,737	265,080
FNMA	AAA	6.00	03/01/17	16,876	18,291
FNMA	AAA	6.00	05/01/23	122,017	132,561
FNMA	AAA	6.00	03/01/32	10,854	11,812
FNMA	AAA	6.00	04/01/32	95,901	104,189
FNMA	AAA	6.00	04/01/32	54,587	59,304
FNMA	AAA	6.00	05/01/32	85,585	92,981
FNMA	AAA	6.00	04/01/33	258,706	281,064
FNMA	AAA	6.00	05/01/33	169,140	183,545
FNMA	AAA	6.00	06/01/34	189,114	204,039
FNMA	AAA	6.00	09/01/34	94,068	101,492
FNMA	AAA	6.00	10/01/34	197,689	213,290
FNMA	AAA	6.00	11/01/34	186,634	201,364
FNMA	AAA	6.00	12/01/36	357,203	381,264
FNMA	AAA	6.00	01/01/37	304,038	324,518
FNMA	AAA	6.00	04/01/37	275,408	290,861
FNMA	AAA	6.00	05/01/37	302,514	319,488
FNMA	AAA	6.00	06/01/37	373,880	394,858
FNMA	AAA	6.00	10/25/44	241,114	259,725
FNMA	AAA	6.00	02/25/47	194,710	209,739
FNMA	AAA	6.00	12/25/49	237,726	256,076
FNMA	AAA	6.50	09/01/16	22,380	24,236
FNMA	AAA	6.50	03/01/17	41,284	44,732
FNMA	AAA	6.50	05/01/17	22,280	24,141
FNMA	AAA	6.50	06/01/17	49,440	53,568
FNMA	AAA	6.50	04/01/32	35,328	39,032
FNMA	AAA	6.50	05/01/32	102,566	113,320
FNMA	AAA	6.50	05/01/32	94,362	104,257
FNMA	AAA	6.50	07/01/32	45,131	49,864
FNMA	AAA	6.50	07/01/34	167,554	184,076
FNMA	AAA	6.50	05/01/37	278,108	301,795
FNMA	AAA	6.50	09/01/37	394,121	427,688
FNMA	AAA	7.00	09/01/31	40,162	45,120
FNMA	AAA	7.00	11/01/31	23,813	26,752

FNMA	AAA	7.00	04/01/32	31,737	35,667
FNMA	AAA	7.50	06/01/31	21,288	24,102
FNMA	AAA	7.50	02/01/32	17,527	19,854
FNMA	AAA	7.50	04/01/32	24,940	28,263
FNMA	AAA	7.50	06/01/32	30,946	35,069
FNMA	AAA	8.00	03/01/31	18,689	21,662
FNMA	AAA	8.00	04/01/32	14,793	17,150
FNMA	AAA	8.00	04/01/32	4,797	5,563
GNMA (5)	AAA	5.00	11/15/39	348,379	362,918
GNMA (5)	AAA	6.50	04/15/31	11,223	12,340
GNMA (5)	AAA	6.50	10/15/31	14,653	16,111
GNMA (5)	AAA	6.50	12/15/31	11,776	12,948
GNMA (5)	AAA	6.50	05/15/32	17,252	18,871
GNMA (5)	AAA	7.00	05/15/31	10,214	11,479
GNMA (5)	AAA	7.00	09/15/31	12,144	13,648
GNMA (5)	AAA	7.00	09/15/31	2,510	2,821
GNMA (5)	AAA	7.00	05/15/32	5,587	6,281
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	433,567	457,108
					21,313,747
CORPORATE DEBT (18.0%)
CONSUMER DISCRETIONARY (2.4%)
Black & Decker Corp.	A	4.75	11/01/14	750,000	774,524
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	446,064
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	519,580
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	540,299
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	531,475
Marriott International, Inc.	BBB-	5.63	02/15/13	500,000	531,982
Scholastic Corp.	BB-	5.00	04/15/13	500,000	486,250
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	266,733
					4,096,907
CONSUMER STAPLES (0.8%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	275,654
Kroger Co.	BBB	4.95	01/15/15	500,000	530,246
Sara Lee Corp.	BBB	6.25	09/15/11	500,000	531,293
					1,337,193
ENERGY (3.6%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	536,182
Enbridge, Inc.	A-	5.80	06/15/14	100,000	110,201
Knight, Inc.	BB	5.15	03/01/15	500,000	491,250
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	252,061
Noble Corp.	A-	7.50	03/15/19	800,000	909,965
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,821,858
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	507,185
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	532,785
					6,161,487
FINANCIALS (6.0%)
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	272,985
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	521,901
Capital One Bank	BBB+	5.75	09/15/10	250,000	254,986
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	256,148
Colonial Realty LP	BB+	4.80	04/01/11	250,000	246,210
Developers Diversified Realty	BB	5.00	05/03/10	250,000	250,367
Duke Realty LP	BBB-	4.63	05/15/13	250,000	251,701
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	536,250
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,413,800
First Industrial LP	BB	6.88	04/15/12	250,000	248,170
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	528,077
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	250,202

GMAC LLC	B	0.00	12/01/12	2,500,000	2,021,875
HCP, Inc.	BBB	4.88	09/15/10	250,000	253,166
HCP, Inc.	BBB	5.65	12/15/13	250,000	261,327
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	540,484
Lincoln National Corp.	A-	5.65	08/27/12	500,000	530,763
Markel Corp.	BBB	6.80	02/15/13	250,000	269,914
Pacific LifeCorp.†	A-	6.00	02/10/20	100,000	97,608
Regency Centers LP	BBB	4.95	04/15/14	250,000	249,055
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	259,455
Vornado Realty LP	BBB	5.60	02/15/11	250,000	257,454
Zions Bancorporation	BB+	5.65	05/15/14	397,000	363,255
					10,135,153
HEALTH CARE (0.8%)
Allergan, Inc.	A	5.75	04/01/16	250,000	278,835
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	541,247
Wyeth	AA	5.50	03/15/13	500,000	547,281
					1,367,363
INDUSTRIALS (1.1%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	279,618
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	502,508
Masco Corp.	BBB	5.88	07/15/12	500,000	522,801
Steelcase, Inc.	BBB-	6.50	08/15/11	500,000	514,311
					1,819,238
INFORMATION TECHNOLOGY (0.3%)
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	520,357

MATERIALS (1.3%)
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	542,046
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	260,865
PolyOne Corp.	B-	7.50	12/15/15	1,000,000	930,000
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	245,633
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	273,540
					2,252,084
TELECOMMUNICATION SERVICES (0.3%)
CenturyTel, Inc.	BBB-	5.00	02/15/15	500,000	509,463

UTILITIES (1.4%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	269,073
Duke Energy Corp.	A	4.50	04/01/10	500,000	500,000
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	501,740
Progress Energy Enterprise	A-	5.25	12/15/15	500,000	549,921
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	512,991
					2,333,725
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,535,175) 37.5%					63,599,243

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.7%)
General Electric Capital Svcs.	A-1+	0.15	04/07/10	1,400,000	1,399,965
General Electric Co.	A-1+	0.14	04/13/10	500,000	499,977
General Electric Co.	A-1+	0.14	04/19/10	600,000	599,958
Toyota Motor Credit Corp.	A-1+	0.22	04/19/10	400,000	399,956
					2,899,856
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,899,856) 1.7%					2,899,856

TEMPORARY CASH INVESTMENTS (2) (Cost: $909,200) 0.5%	909,200

TOTAL INVESTMENTS (Cost: $158,591,699) 99.7%	169,146,555

OTHER NET ASSETS 0.3%	537,296

NET ASSETS 100.0%	$169,683,851

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.7%)	2,245,541	2,976,353
Equity Index Fund (20.6%)	1,070,197	2,069,823
Mid-Cap Equity Index Fund (5.4%)	398,850	539,048
Mid-Term Bond Fund (37.5%)	3,704,231	3,764,817
Money Market Fund (6.8%)	566,857	683,516
TOTAL INVESTMENTS (Cost: $9,328,800) 100.0%		10,033,557
OTHER NET ASSETS		—

NET ASSETS 100.0%		$10,033,557

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	2,888,371	3,828,391
Equity Index Fund (25.5%)	2,062,409	3,988,818
International Fund (3.9%)	893,188	608,203
Mid-Cap Equity Index Fund (14.9%)	1,724,148	2,330,196
Mid-Term Bond Fund (26.4%)	4,062,485	4,128,931
Money Market Fund (4.8%)	624,597	753,139
TOTAL INVESTMENTS (Cost: $14,076,050) 100.0%		15,637,678
OTHER NET ASSETS		—

NET ASSETS 100.0%		$15,637,678

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.4%)	9,453,729	12,530,445
Equity Index Fund (30.6%)	8,107,174	15,679,744
International Fund (7.8%)	5,861,849	3,991,544
Mid-Cap Equity Index Fund (11.7%)	4,428,501	5,985,145
Mid-Term Bond Fund (17.5%)	8,865,430	9,010,433
Money Market Fund (3.8%)	1,637,014	1,973,912
Small Cap Growth Fund (2.1%)	1,125,265	1,096,589
Small Cap Value Fund (2.1%)	1,043,314	1,079,590
TOTAL INVESTMENTS (Cost: $46,419,484) 100.0%		51,347,402
OTHER NET ASSETS		—

NET ASSETS 100.0%		$51,347,402

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.3%)	10,169,418	13,479,055
Equity Index Fund (35.4%)	10,589,768	20,481,226
International Fund (8.7%)	7,387,964	5,030,730
Mid-Cap Equity Index Fund (11.6%)	4,956,722	6,699,039
Mid-Term Bond Fund (12.6%)	7,174,386	7,291,730
Small Cap Growth Fund (4.2%)	2,517,762	2,453,599
Small Cap Value Fund (4.2%)	2,335,362	2,416,563
TOTAL INVESTMENTS (Cost: $53,101,975) 100.0%		57,851,942
OTHER NET ASSETS		—

NET ASSETS 100.0%		$57,851,942

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.3%)	7,378,439	9,779,751
Equity Index Fund (40.1%)	10,544,233	20,393,160
International Fund (8.6%)	6,445,061	4,388,674
Mid-Cap Equity Index Fund (15.7%)	5,883,072	7,951,007
Mid-Term Bond Fund (5.8%)	2,882,952	2,930,105
Small Cap Growth Fund (5.3%)	2,738,109	2,668,331
Small Cap Value Fund (5.2%)	2,540,735	2,629,076
TOTAL INVESTMENTS (Cost: $45,673,772) 100.0%		50,740,104
OTHER NET ASSETS		—

NET ASSETS 100.0%		$50,740,104

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.2%)	5,957,887	7,896,881
Equity Index Fund (40.0%)	8,510,409	16,459,624
International Fund (9.6%)	5,772,322	3,930,582
Mid-Cap Equity Index Fund (18.7%)	5,701,480	7,705,584
Small Cap Growth Fund (6.3%)	2,654,470	2,586,824
Small Cap Value Fund (6.2%)	2,462,358	2,547,975
TOTAL INVESTMENTS (Cost: $36,630,747) 100.0%		41,127,470
OTHER NET ASSETS		—

NET ASSETS 100.0%		$41,127,470

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.4%)	2,926,687	3,879,177
Equity Index Fund (39.9%)	6,432,646	12,441,110
International Fund (11.4%)	5,232,470	3,562,977
Mid-Cap Equity Index Fund (21.8%)	5,031,019	6,799,452
Small Cap Growth Fund (7.3%)	2,343,227	2,283,512
Small Cap Value Fund (7.2%)	2,172,705	2,248,249
TOTAL INVESTMENTS (Cost: $27,603,748) 100.0%		31,214,477
OTHER NET ASSETS		—

NET ASSETS 100.0%		$31,214,477

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.5%)	2,129,349	2,822,345
Equity Index Fund (34.9%)	4,839,444	9,359,766
International Fund (13.3%)	5,251,635	3,576,027
Mid-Cap Equity Index Fund (24.8%)	4,940,292	6,676,834
Small Cap Growth Fund (8.3%)	2,300,223	2,241,604
Small Cap Value Fund (8.2%)	2,133,626	2,207,812
TOTAL INVESTMENTS (Cost: $23,566,034) 100.0%		26,884,388
OTHER NET ASSETS		—

NET ASSETS 100.0%		$26,884,388

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.5%)	2,191,249	2,904,391
Equity Index Fund (34.8%)	5,477,988	10,594,747
International Fund (14.3%)	6,375,999	4,341,647
Mid-Cap Equity Index Fund (20.7%)	4,656,862	6,293,777
Small Cap Growth Fund (10.4%)	3,251,445	3,168,585
Small Cap Value Fund (10.3%)	3,016,895	3,121,793
TOTAL INVESTMENTS (Cost: $26,354,851) 100.0%		30,424,940
OTHER NET ASSETS		—

NET ASSETS 100.0%		$30,424,940

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	8,663,284	11,482,749
Equity Index Fund (25.0%)	4,952,509	9,578,441
Mid-Term Bond Fund (45.0%)	16,948,339	17,225,546
TOTAL INVESTMENTS (Cost: $36,220,164) 100.0%		38,286,736
OTHER NET ASSETS		—

NET ASSETS 100.0%		$38,286,736

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	30,427,734	40,330,439
Equity Index Fund (35.0%)	24,349,580	47,093,500
Mid-Cap Equity Index Fund (15.0%)	14,956,812	20,214,221
Mid-Term Bond Fund (20.0%)	26,456,358	26,889,078
TOTAL INVESTMENTS (Cost: $129,963,815) 100.0%		134,527,238
OTHER NET ASSETS		—

NET ASSETS 100.0%		$134,527,238

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	23,770,110	31,506,092
Equity Index Fund (45.0%)	29,345,568	56,756,032
Mid-Cap Equity Index Fund (20.0%)	18,692,595	25,263,154
Small Cap Growth Fund (5.0%)	6,462,840	6,298,141
Small Cap Value Fund (5.0%)	6,103,137	6,315,343
TOTAL INVESTMENTS (Cost: $127,072,945) 100.0%		126,138,762
OTHER NET ASSETS		—

NET ASSETS 100.0%		$126,138,762

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (37.0%)
U.S. Treasury Bill	AAA	0.13	05/06/10	2,000,000	1,999,747
U.S. Treasury Bill	AAA	0.14	05/13/10	9,000,000	8,998,530
U.S. Treasury Bill	AAA	0.14	05/20/10	1,550,000	1,549,705
U.S. Treasury Bill	AAA	0.14	05/27/10	8,212,000	8,210,212
U.S. Treasury Bill	AAA	0.15	05/06/10	22,000,000	21,996,898
					42,755,092
U.S. GOVERNMENT AGENCIES (46.3%)
FFCB	AAA	0.16	05/12/10	2,546,000	2,545,536
FHLB	AAA	0.10	04/16/10	1,024,000	1,023,967
FHLB	AAA	0.10	04/16/10	4,817,000	4,816,843
FHLB	AAA	0.11	04/05/10	338,000	338,017
FHLB	AAA	0.11	04/09/10	4,868,000	4,867,905
FHLB	AAA	0.11	04/23/10	2,900,000	2,899,805
FHLB	AAA	0.12	04/09/10	4,980,000	4,979,873
FHLB	AAA	0.12	04/28/10	825,000	824,926
FHLB	AAA	0.15	04/16/10	500,000	499,969
FHLB	AAA	0.15	05/07/10	2,005,000	2,004,699
FHLB	AAA	0.15	05/12/10	1,220,000	1,219,861
FHLB	AAA	0.16	05/14/10	2,264,000	2,263,567
FHLMC	AAA	0.11	04/01/10	400,000	400,000
FHLMC	AAA	0.11	04/06/10	3,000,000	2,999,968
FHLMC	AAA	0.12	04/12/10	4,617,000	4,616,753
FHLMC	AAA	0.12	04/19/10	1,563,000	1,562,918
FHLMC	AAA	0.13	04/12/10	300,000	299,988
FHLMC	AAA	0.15	04/19/10	700,000	699,947
FHLMC	AAA	0.15	05/03/10	800,000	799,893
FNMA	AAA	0.10	04/01/10	3,000,000	3,000,000
FNMA	AAA	0.10	04/07/10	555,000	554,993
FNMA	AAA	0.11	04/07/10	610,000	609,990
FNMA	AAA	0.13	05/12/10	475,000	474,940
FNMA	AAA	0.14	04/07/10	137,000	136,997
FNMA	AAA	0.14	05/12/10	3,254,000	3,253,613
FNMA	AAA	0.15	05/12/10	1,330,000	1,329,811
FNMA	AAA	0.16	04/19/10	500,000	499,960
FNMA	AAA	0.17	05/12/10	3,912,000	3,911,243
					53,435,982
COMMERCIAL PAPER (16.7%)
Abbott Laboratories†	A-1+	0.10	04/05/10	1,100,000	1,099,990
Abbott Laboratories†	A-1+	0.17	05/17/10	500,000	499,891
Abbott Laboratories†	A-1+	0.17	05/20/10	400,000	399,910
Chevron Funding Corp.	A-1+	0.15	04/01/10	488,000	488,000
Coca-Cola Co.†	A-1	0.14	05/12/10	700,000	699,917
Coca-Cola Co.†	A-1	0.16	05/10/10	1,000,000	999,827
Coca-Cola Co.†	A-1	0.18	05/28/10	1,300,000	1,299,629

Ecolab, Inc.†	A-1	0.14	04/01/10	500,000	500,000
General Electric Capital Svcs.	A-1+	0.20	06/01/10	2,277,000	2,276,216
General Electric Co.	A-1+	0.18	05/28/10	700,000	699,801
Illinois Tool Works, Inc.†	A-1	0.18	04/01/10	2,294,000	2,294,000
Madison Gas & Electric	A-1+	0.18	04/26/10	1,550,000	1,549,806
Merck & Co. Inc.†	A-1+	0.12	04/13/10	435,000	434,983
NetJets, Inc.†	A-1+	0.14	05/03/10	480,000	479,942
NetJets, Inc.†	A-1+	0.16	05/07/10	2,500,000	2,499,600
Toyota Motor Credit Corp.	A-1+	0.18	04/05/10	500,000	499,990
Toyota Motor Credit Corp.	A-1+	0.20	04/19/10	1,100,000	1,099,892
Toyota Motor Credit Corp.	A-1+	0.22	04/28/10	1,400,000	1,399,769
					19,221,163
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $115,411,904) 100.0%					115,412,237

TOTAL INVESTMENTS
(Cost: $115,411,904) 100.0%					115,412,237

OTHER NET ASSETS 0.0%					3,006

NET ASSETS 100.0%					$115,415,243

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (38.3%)
U.S. Treasury Note	AAA	1.00	12/31/11	1,750,000	1,753,486
U.S. Treasury Note	AAA	1.38	09/15/12	10,000,000	10,021,880
U.S. Treasury Note	AAA	2.25	01/31/15	1,500,000	1,483,712
U.S. Treasury Note	AAA	2.38	10/31/14	7,000,000	6,990,704
U.S. Treasury Note	AAA	2.38	03/31/16	3,500,000	3,385,158
U.S. Treasury Note	AAA	3.00	02/28/17	17,500,000	17,225,193
U.S. Treasury Note	AAA	3.13	04/30/13	4,750,000	4,965,232
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	3,809,688
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	11,644,647
U.S. Treasury Note	AAA	3.25	07/31/16	8,000,000	8,083,128
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	25,404,605
					94,767,433
U.S. GOVERNMENT AGENCIES (9.1%)
MORTGAGE-BACKED OBLIGATIONS (1.3%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,119,100
FHLMC	AAA	6.00	11/01/10	1,517	1,541
FHLMC	AAA	6.00	02/01/19	16,184	17,585
FHLMC	AAA	6.50	04/01/14	57,252	61,372
FHLMC	AAA	7.00	02/01/14	25,732	27,754
FHLMC	AAA	7.50	03/15/21	14,339	15,930
FHLMC	AAA	8.00	09/01/18	3,356	3,737
FHLMC	AAA	8.50	09/01/17	3,970	4,426
FNMA	AAA	6.00	01/01/11	99	101
FNMA	AAA	6.00	09/01/12	8,242	8,891
FNMA	AAA	6.50	08/01/13	11,312	11,987
FNMA	AAA	6.50	12/25/23	27,653	28,091
FNMA	AAA	8.00	06/01/17	702	767
					3,301,282
NON-MORTGAGE-BACKED OBLIGATIONS (7.8%)
FFCB	AAA	4.95	10/10/14	12,500,000	13,762,045
FFCB	AAA	5.10	08/05/13	5,000,000	5,489,295
					19,251,340
CORPORATE DEBT (51.1%)
CONSUMER DISCRETIONARY (5.8%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,106,950
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,119,275
Black & Decker Corp.	A	4.75	11/01/14	500,000	516,349
Black & Decker Corp.	A	5.75	11/15/16	500,000	547,392
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,034,933
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,054,044
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	446,064
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	1,039,160
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	270,150
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	265,738
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	774,997
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	543,574
Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	790,451
Marriott International, Inc.	BBB-	5.63	02/15/13	750,000	797,973
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	1,048,390
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	526,247

Scholastic Corp.	BB-	5.00	04/15/13	250,000	243,125
Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	563,432
Starwood Hotels & Resorts	BB	6.25	02/15/13	217,000	227,850
Wendy’s International, Inc.	B-	6.25	11/15/11	300,000	312,750
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	523,372
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	533,467
					14,285,683
CONSUMER STAPLES (4.0%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	1,053,587
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	105,745
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,069,249
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,063,794
Clorox Co.	BBB+	5.00	03/01/13	500,000	540,894
Clorox Co.	BBB+	5.00	01/15/15	300,000	321,113
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,074,580
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	551,308
Hershey Co.	A	4.85	08/15/15	500,000	527,887
Hershey Co.	A	5.00	04/01/13	500,000	536,767
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	540,992
Kraft Foods, Inc.	BBB-	5.63	11/01/11	500,000	531,050
Kroger Co.	BBB	4.95	01/15/15	500,000	530,246
Safeway, Inc.	BBB	6.50	03/01/11	500,000	524,551
Sara Lee Corp.	BBB	3.88	06/15/13	750,000	780,092
Sara Lee Corp.	BBB	6.25	09/15/11	250,000	265,647
					10,017,502
ENERGY (4.4%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	420,000	442,202
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	858,794
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	536,182
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,173,636
Halliburton Co.	A	5.50	10/15/10	500,000	513,762
Knight, Inc.	BB	5.15	03/01/15	250,000	245,625
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	802,657
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,008,242
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,078,665
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,037,013
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	507,185
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	601,496
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,033,281
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	531,289
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	532,785
					10,902,814
FINANCIALS (14.8%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,083,230
Bank of America Corp.	A	5.38	08/15/11	250,000	262,773
Bank of America Corp.	A-	5.75	08/15/16	500,000	512,232
Berkshire Hathaway Finance	AA+	4.20	12/15/10	500,000	511,835
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,027,291
Capital One Bank	BBB+	5.75	09/15/10	250,000	254,986
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,126,945
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	203,511
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,024,591
Colonial Realty LP	BB+	4.80	04/01/11	300,000	295,452
Developers Diversified Realty	BB	5.00	05/03/10	250,000	250,367

Duke Realty LP	BBB-	4.63	05/15/13	500,000	503,402
ERP Operating LP	BBB+	5.38	08/01/16	500,000	517,337
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	795,795
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	117,817
First Industrial LP	BB	6.88	04/15/12	750,000	744,510
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	520,719
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	528,077
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	250,202
General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,055,462
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	524,384
Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	1,043,508
HCP, Inc.	BBB	4.88	09/15/10	500,000	506,333
HCP, Inc.	BBB	5.65	12/15/13	500,000	522,655
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,080,968
HSBC Finance Corp.	A	2.72	04/10/11	20,000	19,719
HSBC Finance Corp.	A	2.72	06/10/11	10,000	9,967
HSBC Finance Corp.	A	4.89	11/10/13	40,000	39,809
HSBC Finance Corp.	A	4.92	11/10/13	43,000	42,698
HSBC Finance Corp.	A	5.10	11/10/13	70,000	69,917
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	511,644
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	263,277
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,121,304
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,076,226
Lehman Brothers Hldgs.(4)	NR	5.75	07/18/11	250,000	58,125
Lincoln National Corp.	A-	5.65	08/27/12	400,000	424,610
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,035,171
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	1,000,000	1,031,587
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,079,654
MetLife, Inc.	A-	5.00	11/24/13	250,000	266,058
Morgan Stanley	A	2.72	02/01/11	500,000	496,265
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,100,005
National City Corp.	A	4.00	02/01/11	1,000,000	1,017,500
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	1,000,000	1,033,680
Nissan Motor Acceptance Corp.†	BBB	4.50	01/30/15	790,000	791,990
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	500,000	518,082
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	268,636
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	996,618
Protective Life Secured Trust	AA-	4.22	05/10/10	650,000	649,220
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,029,268
Regency Centers LP	BBB	4.95	04/15/14	500,000	498,111
Simon Property Group LP	A-	4.88	08/15/10	500,000	506,360
SLM Corp.	BBB-	4.22	06/15/12	60,000	53,449
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	260,229
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	1,027,481
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,077,663
Tyco Int’l. Finance	BBB+	6.00	11/15/13	675,000	745,955
Union Planters Corp.	BBB-	4.38	12/01/10	250,000	251,255
Vornado Realty LP	BBB	5.60	02/15/11	500,000	514,909
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	524,345
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	915,000
					36,590,169
HEALTH CARE (4.5%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	525,461
Allergan, Inc.	A	5.75	04/01/16	500,000	557,671

Baxter International, Inc.	A+	4.63	03/15/15	250,000	267,221
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	990,525
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,083,043
Boston Scientific Corp.	BBB-	4.25	01/12/11	500,000	506,724
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,079,335
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	500,000	519,375
Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,480,749
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	302,879
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	541,247
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	538,099
McKesson Corp.	A-	7.75	02/01/12	1,000,000	1,106,607
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	259,601
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	811,057
WellPoint, Inc.	A-	5.00	01/15/11	500,000	514,674
					11,084,268
INDUSTRIALS (6.1%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	518,579
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	525,543
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,118,472
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	520,177
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,080,261
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,146,680
General Dynamics Corp.	A	4.50	08/15/10	500,000	507,075
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,134,337
Masco Corp.	BBB	4.80	06/15/15	500,000	482,374
Masco Corp.	BBB	5.88	07/15/12	300,000	313,680
Pall Corp.†	NR	6.00	08/01/12	1,000,000	1,006,077
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	795,392
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,114,505
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	536,910
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,125,374
Southwest Airlines Co.	BBB	5.25	10/01/14	500,000	518,983
Steelcase, Inc.	BBB-	6.50	08/15/11	1,000,000	1,028,621
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	527,574
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	540,550
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	531,085
					15,072,249
INFORMATION TECHNOLOGY (1.8%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	828,658
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,032,002
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	260,178
Intuit, Inc.	BBB	5.40	03/15/12	725,000	768,989
Western Union Co.	A-	5.40	11/17/11	500,000	534,524
Xerox Corp.	BBB-	6.88	08/15/11	1,000,000	1,061,854
					4,486,205
MATERIALS (2.7%)
Bemis Co., Inc.	BBB	4.88	04/01/12	500,000	519,299
Cytec Industries, Inc.	BBB-	6.00	10/01/15	1,000,000	1,075,658
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	542,046
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	1,043,459
Rohm & Haas Co.	BBB-	5.60	03/15/13	750,000	800,046
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,056,810
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	277,221
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	154,059

Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,099,069
					6,567,667
TELECOMMUNICATION SERVICES (1.3%)
BellSouth Corp.	A	4.75	11/15/12	900,000	959,642
CenturyTel, Inc.	BBB-	5.00	02/15/15	1,250,000	1,273,656
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,063,265
					3,296,563
UTILITIES (5.7%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	541,779
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,045,504
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	530,948
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	538,145
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,057,611
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,308,866
Duke Energy Corp.	A	4.50	04/01/10	500,000	500,000
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,043,678
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,066,292
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	250,870
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	634,567
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,176,626
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	981,986
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,055,480
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,081,949
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	410,392
					14,224,693
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $235,677,340) 98.5%					243,847,868

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
General Electric Co.	A-1+	0.14	04/15/10	1,100,000	1,099,940
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,099,940) 0.4%					1,099,940

TEMPORARY CASH INVESTMENTS (2)
(Cost: $98,600) 0.0% (3)					98,600

TOTAL INVESTMENTS
(Cost: $236,875,880) 98.9%					245,046,408

OTHER NET ASSETS 1.1%					2,654,827

NET ASSETS 100.0%					$247,701,235

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.6%)
U.S. Treasury Bond	AAA	3.50	02/15/39	4,000,000	3,236,876
U.S. Treasury Bond	AAA	4.25	05/15/39	36,000,000	33,356,227
U.S. Treasury Note	AAA	0.88	02/29/12	15,500,000	15,467,915
U.S. Treasury Note	AAA	1.00	12/31/11	17,000,000	17,033,864
U.S. Treasury Note	AAA	2.38	10/31/14	25,000,000	24,966,796
U.S. Treasury Note	AAA	2.38	03/31/16	10,000,000	9,671,880
U.S. Treasury Note	AAA	3.13	05/15/19	3,000,000	2,857,266
U.S. Treasury Note	AAA	3.25	07/31/16	4,000,000	4,041,564
					110,632,388
U.S. GOVERNMENT AGENCIES (34.8%)
MORTGAGE-BACKED OBLIGATIONS (32.5%)
FHARM	AAA	1.04	04/01/37	1,584,075	1,672,273
FHARM	AAA	4.64	09/01/39	2,387,785	2,487,384
FHARM	AAA	5.23	04/01/37	1,662,154	1,749,600
FHARM	AAA	5.25	02/01/36	1,289,416	1,357,514
FHARM	AAA	5.43	05/01/37	1,515,712	1,605,395
FHARM	AAA	5.79	03/01/37	1,153,049	1,225,193
FHLMC	AAA	4.00	02/01/25	2,689,353	2,733,130
FHLMC	AAA	4.00	10/15/26	80,850	81,508
FHLMC	AAA	4.50	03/01/34	2,656,262	2,688,554
FHLMC	AAA	4.50	08/01/34	2,934,770	2,964,945
FHLMC	AAA	5.00	02/01/26	807,632	841,688
FHLMC	AAA	5.50	12/15/20	3,500,000	3,710,536
FHLMC	AAA	5.50	03/01/21	784,564	845,836
FHLMC	AAA	5.50	01/15/33	1,464,581	1,576,819
FHLMC	AAA	5.50	01/15/35	617,000	656,919
FHLMC	AAA	6.00	07/15/29	1,162,440	1,257,194
FHLMC	AAA	6.00	03/15/32	1,380,025	1,494,524
FNMA	AAA	4.00	05/01/19	1,619,993	1,678,509
FNMA	AAA	4.50	05/01/18	1,391,690	1,465,202
FNMA	AAA	4.50	05/01/19	335,402	352,594
FNMA	AAA	4.50	06/01/19	530,618	557,816
FNMA	AAA	4.50	07/01/29	2,303,141	2,354,187
FNMA	AAA	4.50	08/01/33	1,924,008	1,940,183
FNMA	AAA	4.50	08/01/33	1,543,311	1,563,038
FNMA	AAA	4.50	10/01/33	2,831,679	2,867,873
FNMA	AAA	4.50	10/01/33	1,505,646	1,524,891
FNMA	AAA	4.50	05/01/34	938,973	949,215
FNMA	AAA	4.50	06/01/34	1,960,126	1,981,505
FNMA	AAA	4.50	07/01/34	2,453,819	2,480,583
FNMA	AAA	4.50	01/01/35	2,555,175	2,576,656
FNMA	AAA	4.50	12/01/35	1,339,225	1,352,158
FNMA	AAA	5.00	04/01/18	312,368	333,347
FNMA	AAA	5.00	09/01/18	1,194,079	1,274,274
FNMA	AAA	5.00	09/01/20	1,079,691	1,148,829
FNMA	AAA	5.00	10/01/20	1,512,722	1,609,589
FNMA	AAA	5.00	10/01/25	1,245,109	1,296,166
FNMA	AAA	5.00	06/01/33	1,543,821	1,601,839
FNMA	AAA	5.00	09/01/33	5,360,021	5,561,456
FNMA	AAA	5.00	11/01/33	4,065,930	4,218,732
FNMA	AAA	5.00	11/01/33	2,628,172	2,726,942
FNMA	AAA	5.00	01/01/34	1,979,051	2,053,425
FNMA	AAA	5.00	03/01/34	902,114	936,017

FNMA	AAA	5.00	04/01/34	1,283,136	1,329,352
FNMA	AAA	5.00	04/01/34	439,496	455,326
FNMA	AAA	5.00	04/01/35	1,609,688	1,665,152
FNMA	AAA	5.00	06/01/35	1,138,193	1,177,411
FNMA	AAA	5.00	09/01/35	3,684,906	3,811,873
FNMA	AAA	5.00	05/01/39	3,009,090	3,134,795
FNMA	AAA	5.50	04/01/17	178,645	192,624
FNMA	AAA	5.50	05/01/17	313,049	337,547
FNMA	AAA	5.50	01/01/24	971,774	1,032,970
FNMA	AAA	5.50	03/01/24	2,229,695	2,368,788
FNMA	AAA	5.50	09/01/25	1,011,403	1,073,253
FNMA	AAA	5.50	11/01/26	1,064,742	1,128,910
FNMA	AAA	5.50	01/01/27	669,098	709,422
FNMA	AAA	5.50	07/01/33	2,749,298	2,917,734
FNMA	AAA	5.50	09/01/33	1,516,824	1,609,752
FNMA	AAA	5.50	10/01/33	2,038,728	2,163,631
FNMA	AAA	5.50	03/01/34	1,316,335	1,396,980
FNMA	AAA	5.50	03/01/34	664,775	705,503
FNMA	AAA	5.50	07/01/34	1,129,417	1,196,140
FNMA	AAA	5.50	09/01/34	1,208,005	1,279,371
FNMA	AAA	5.50	09/01/34	489,462	518,379
FNMA	AAA	5.50	10/01/34	3,014,611	3,192,708
FNMA	AAA	5.50	02/01/35	1,049,887	1,111,913
FNMA	AAA	5.50	02/01/35	878,117	928,348
FNMA	AAA	5.50	04/01/35	1,312,472	1,387,550
FNMA	AAA	5.50	08/01/35	2,435,459	2,574,774
FNMA	AAA	5.50	02/25/37	1,478,673	1,582,149
FNMA	AAA	5.50	11/01/38	1,434,925	1,504,899
FNMA	AAA	5.50	06/01/48	1,437,845	1,502,121
FNMA	AAA	6.00	03/01/17	214,817	232,835
FNMA	AAA	6.00	05/01/23	1,200,787	1,304,549
FNMA	AAA	6.00	01/01/25	696,371	751,166
FNMA	AAA	6.00	03/01/28	1,321,804	1,410,592
FNMA	AAA	6.00	04/01/32	375,931	408,419
FNMA	AAA	6.00	04/01/32	198,635	215,801
FNMA	AAA	6.00	05/01/32	1,146,839	1,245,950
FNMA	AAA	6.00	04/01/33	1,477,620	1,605,318
FNMA	AAA	6.00	11/01/34	922,452	995,253
FNMA	AAA	6.00	12/01/36	1,380,784	1,473,792
FNMA	AAA	6.00	01/01/37	1,476,309	1,575,751
FNMA	AAA	6.00	03/01/37	1,328,378	1,402,912
FNMA	AAA	6.00	04/01/37	1,377,040	1,454,304
FNMA	AAA	6.00	05/01/37	1,359,614	1,435,901
FNMA	AAA	6.00	06/01/37	1,570,295	1,658,402
FNMA	AAA	6.00	07/01/37	1,335,396	1,420,756
FNMA	AAA	6.00	08/01/37	2,193,857	2,334,091
FNMA	AAA	6.00	12/01/37	1,144,855	1,218,035
FNMA	AAA	6.00	10/25/44	1,224,118	1,318,606
FNMA	AAA	6.00	02/25/47	2,356,770	2,538,684
FNMA	AAA	6.00	12/25/49	2,377,261	2,560,756
FNMA	AAA	6.50	09/01/16	79,348	85,929
FNMA	AAA	6.50	03/01/17	550,460	596,429
FNMA	AAA	6.50	05/01/17	92,305	100,013
FNMA	AAA	6.50	04/01/32	128,464	141,935
FNMA	AAA	6.50	05/01/32	1,283,327	1,417,895
FNMA	AAA	6.50	05/01/32	402,165	444,335
FNMA	AAA	6.50	09/01/36	965,605	1,040,304
FNMA	AAA	6.50	05/01/37	1,251,486	1,358,076

FNMA	AAA	6.50	07/01/37	759,004	823,649
FNMA	AAA	6.50	09/01/37	1,503,497	1,631,551
FNMA	AAA	6.50	05/01/38	1,523,815	1,653,277
FNMA	AAA	7.00	09/01/31	144,871	162,753
FNMA	AAA	7.00	11/01/31	95,251	107,008
FNMA	AAA	7.00	01/25/44	1,415,781	1,571,517
FNMA	AAA	7.50	04/01/32	99,771	113,062
FNMA	AAA	7.50	06/01/32	439,440	497,984
FNMA	AAA	8.00	03/01/31	71,019	82,315
FNMA	AAA	8.00	04/01/32	62,364	72,317
FNMA	AAA	8.00	04/01/32	34,506	40,002
GNMA (5)	AAA	4.50	02/20/20	1,931,864	2,028,954
GNMA (5)	AAA	5.00	11/15/39	1,990,736	2,073,818
GNMA (5)	AAA	6.50	04/15/31	41,899	46,068
GNMA (5)	AAA	6.50	12/15/31	167,807	184,504
GNMA (5)	AAA	6.50	05/15/32	65,870	72,053
GNMA (5)	AAA	7.00	09/15/31	43,904	49,344
GNMA (5)	AAA	7.00	09/15/31	34,423	38,689
GNMA (5)	AAA	7.00	05/15/32	21,727	24,427
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	2,384,619	2,514,096
					166,877,590
NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FNMA	AAA	0.00	10/09/19	20,000,000	11,701,800

CORPORATE DEBT (41.0%)
CONSUMER DISCRETIONARY (4.9%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	559,638
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,065,396
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,069,866
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	2,000,000	1,784,256
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	519,580
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	1,979,521
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,161,196
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,657,375
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,567,899
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	2,107,868
Marriott International, Inc.	BBB-	5.63	02/15/13	2,000,000	2,127,928
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	1,945,000
Starwood Hotels & Resorts	BB	6.25	02/15/13	109,000	114,450
Wendy’s International, Inc.	B-	6.25	11/15/11	1,500,000	1,563,750
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,133,866
					25,357,589
CONSUMER STAPLES (2.2%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	537,641
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,163,574
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,205,232
Kraft Foods, Inc.	BBB-	5.63	11/01/11	2,000,000	2,124,200
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,120,982
Sara Lee Corp.	BBB	6.25	09/15/11	2,000,000	2,125,172
					11,276,801
ENERGY (4.7%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	2,000,000	2,105,724
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,144,726
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,102,006
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,965,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	1,070,209
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,016,484
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,274,912

Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,406,200
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	531,289
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,598,355
					24,214,905
FINANCIALS (15.9%)
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,346,924
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	541,615
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,183,880
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,087,604
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	2,039,888
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,049,182
Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,477,260
Developers Diversified Realty	BB	5.00	05/03/10	2,000,000	2,002,938
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,013,606
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,681,250
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	4,712,665
First Industrial LP	BB	6.88	04/15/12	2,000,000	1,985,360
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,112,306
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	1,000,807
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,110,924
GMAC LLC	B	0.00	12/01/12	10,000,000	8,087,500
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	521,754
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	2,025,330
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,090,618
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,161,936
HSBC Finance Corp.	A	4.89	11/10/13	100,000	99,523
HSBC Finance Corp.	A	5.06	10/10/13	70,000	69,179
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,132,324
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,135,818
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,076,226
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,123,052
Manufacturers & Traders Tr. Co	A-	8.00	10/01/10	2,000,000	2,063,174
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,159,308
National City Corp.	A	4.00	02/01/11	2,000,000	2,035,000
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	2,000,000	2,067,360
Pacific LifeCorp.†	A-	6.00	02/10/20	2,000,000	1,952,150
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	996,618
Protective Life Secured Trust	AA-	4.42	12/10/14	124,000	119,529
Protective Life Secured Trust	AA-	4.57	10/10/14	53,000	51,989
Protective Life Secured Trust	AA-	4.67	08/10/14	21,000	20,854
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,058,536
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	1,992,442
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,612,495
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	778,366
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,301,145
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	538,832
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	2,059,634
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	1,830,000
					81,506,901
HEALTH CARE (3.2%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,230,682
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,066,718
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	2,000,000	2,077,500
Humana, Inc.	BBB-	7.20	06/15/18	2,000,000	2,162,694
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,062,735
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,082,494
McKesson Corp.	A-	7.75	02/01/12	1,750,000	1,936,562

UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,162,818
Wyeth	AA	5.50	03/15/13	1,750,000	1,915,484
					16,697,687
INDUSTRIALS (2.9%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,236,944
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	2,010,032
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,268,674
Masco Corp.	BBB	5.88	07/15/12	2,000,000	2,091,202
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,121,044
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,147,638
Steelcase, Inc.	BBB-	6.50	08/15/11	2,000,000	2,057,242
					14,932,776
INFORMATION TECHNOLOGY (0.9%)
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,106,126
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,081,426
Xerox Corp.	BBB-	6.88	08/15/11	500,000	530,927
					4,718,479
MATERIALS (2.4%)
Cytec Industries, Inc.	BBB-	6.00	10/01/15	2,000,000	2,151,316
Lubrizol Corp.	BBB+	5.50	10/01/14	2,000,000	2,168,182
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,500,000	1,565,189
PolyOne Corp.	B-	7.50	12/15/15	3,750,000	3,487,500
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	554,443
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,188,316
					12,114,946
TELECOMMUNICATION SERVICES (1.3%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,284,930
CenturyTel, Inc.	BBB-	5.00	02/15/15	2,000,000	2,037,850
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,171,850
					6,494,630
UTILITIES (2.6%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	541,779
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,152,580
Duke Energy Corp.	A	4.50	04/01/10	750,000	750,000
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,121,954
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	500,494
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	2,006,960
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,114,146
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,199,682
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,051,962
					13,439,557
SOVEREIGN DEBT (0.8%)
Sri Lanka AID (5)	NR	6.59	09/15/28	3,846,167	4,178,091

TOTAL LONG-TERM DEBT SECURITIES
(Cost: $489,535,583) 98.2%					504,144,140

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
General Electric Co.	A-1+	0.05	04/13/10	3,000,000	2,999,950
General Electric Co.	A-1+	0.14	04/15/10	3,000,000	2,999,837
					5,999,787
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $5,999,787) 1.2%					5,999,787

TEMPORARY CASH INVESTMENTS (2)
(Cost: $36,300) 0.0% (3)					36,300

TOTAL INVESTMENTS
(Cost: $495,571,670) 99.4%	510,180,227

OTHER NET ASSETS 0.6%	2,929,896

NET ASSETS 100.0%	$513,110,123

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2010  (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2010, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$9,000,000	1.1%
ALL AMERICA FUND	$926,890	0.3%
SMALL CAP VALUE FUND	$5,374,585	2.4%
SMALL CAP GROWTH FUND	$4,706,000	2.1%
COMPOSITE FUND	$625,685	0.4%
MONEY MARKET FUND	$11,207,689	9.7%
MID-TERM BOND FUND	$7,612,100	3.1%
BOND FUND	$10,736,346	2.1%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of March 31, 2010, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	476	E-mini S&P 500 Stock Index	P	June 2010	$27,731,760	$101,150	3.1%
ALL AMERICA FUND	40	E-mini S&P 500 Stock Index	P	June 2010	$2,330,400	$8,500	1.2%
MID-CAP EQUITY INDEX FUND	272	E-mini S&P MidCap 400 Stock Index	P	June 2010	$21,436,320	$(97,092)	5.2%

(a)          Includes the cumulative appreciation(depreciation) of futures contracts.

(2)          The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.

On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2010 was 0.15%.

(3)          Percentage is less than 0.05%.

(4)          Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(5)          U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                            Level 1 — quoted prices in active markets for identical securities.

•                            Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                            Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2010, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$787,991,009	—		—		$787,991,009
Short-Term Debt Securities	—	$26,898,672		—		$26,898,672
Temporary Cash Investments	—	$219,200		—		$219,200
	$787,991,009	$27,117,872		—		$815,108,881

All America Fund
Common Stock - Indexed	$152,040,327	—		—		$152,040,327
Common Stock - Active	$107,434,332	$512,140	(1)(2)	$414,750	(3)	$108,361,222
Convertible Preferred Stock	—	$94,520		—		$94,520
Short-Term Debt Securities	—	$3,999,786		—		$3,999,786
Temporary Cash Investments	—	$1,495,000		—		$1,495,000
	$259,474,659	$6,101,446		$414,750		$265,990,855

Small Cap Value Fund
Common Stock	$205,918,131	$2,927,560	(1)(2)	$2,447,025	(3)	$211,292,716
Convertible Preferred Stock	—	$723,350		—		$723,350
Short-Term Debt Securities	—	$12,000,000		—		$12,000,000
	$205,918,131	$15,650,910		$2,447,025		$224,016,066

Small Cap Growth Fund
Common Stock	$207,114,339	—		—		$207,114,339
Short-Term Debt Securities	—	$13,605,901		—		$13,605,901
	$207,114,339	$13,605,901		—		$220,720,240

Mid Cap Value Fund
Common Stock	$42,731,434	—		—		$42,731,434
Short-Term Debt Securities	—	$1,824,928		—		$1,824,928
	$42,731,434	$1,824,928		—		$44,556,362

Mid-Cap Equity Index Fund
Common Stock	$395,943,428	—		—		$395,943,428
Short-Term Debt Securities	—	$20,199,332		—		$20,199,332
Temporary Cash Investments	—	$30,800		—		$30,800
	$395,943,428	$20,087,440		—		$416,173,560

International Fund
Common Stock	$37,663,265	—		—		$37,663,265

Composite Fund
Common Stock	$101,738,256	—		—		$101,738,256
U.S. Government Debt	—	$11,752,526		—		$11,752,526
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,313,747		—		$21,313,747
Corporate Long-Term Debt	—	$30,532,970		—		$30,532,970
Short-Term Debt	—	$2,899,856		—		$2,899,856
Temporary Cash Investments	—	$909,200		—		$909,200
	$101,738,256	$67,408,299		—		$169,146,555

Retirement Income Fund
Common Stock	$10,033,557	—		—		$10,033,557

2010 Retirement Fund
Common Stock	$15,637,678	—		—		$15,637,678

2015 Retirement Fund
Common Stock	$51,347,402	—		—		$51,347,402

2020 Retirement Fund
Common Stock	$57,851,942	—		—		$57,851,942

2025 Retirement Fund
Common Stock	$50,740,104	—	—	$50,740,104

2030 Retirement Fund
Common Stock	$41,127,470	—	—	$41,127,470

2035 Retirement Fund
Common Stock	$31,214,477	—	—	$31,214,477

2040 Retirement Fund
Common Stock	$26,884,388	—	—	$26,884,388

2045 Retirement Fund
Common Stock	$30,424,940	—	—	$30,424,940

Conservative Allocation Fund
Common Stock	$38,286,736	—	—	$38,286,736

Moderate Allocation Fund
Common Stock	$134,527,238	—	—	$134,527,238

Aggressive Allocation Fund
Common Stock	$126,138,762	—	—	$126,138,762

Money Market Fund
U.S. Government Agency Short-Term Debt	—	$42,755,092	—	$42,755,092
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$53,435,982	—	$53,435,982
Commercial Paper	—	$19,221,163	—	$19,221,163
	—	$115,412,237	—	$115,412,237

Mid-Term Bond Fund
U.S. Government Debt	—	$94,767,433	—	$94,767,433
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$3,301,282	—	$3,301,282
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$19,251,340	—	$19,251,340
Corporate Debt	—	$126,527,813	—	$126,527,813
Short-Term Debt	—	$1,099,940	—	$1,099,940
Temporary Cash Investments	—	$98,600	—	$98,600
	—	$245,046,408	—	$245,046,408

Bond Fund
U.S. Government Debt	—	$110,632,388	—	$110,632,388
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$166,877,590	—	$166,877,590
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$11,701,800	—	$11,701,800
Long-Term Corporate Debt	—	$214,932,362	—	$214,932,362
Short-Term Debt	—	5,999,787	—	5,999,787
Temporary Cash Investments	—	$36,300	—	$36,300
	—	$510,180,227	—	$510,180,227

Other Financial Instruments:*
Equity Index Fund	$101,150	—	—	$101,150
All America Fund	$8,500	—	—	$8,500
Mid-Cap Equity Index Fund	$(97,092)	—	—	$(97,092)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes security issued by Ellora Energy, Inc. included in the Energy section of the active asset segment of the All America Fund.

(2)  Includes security issued by NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund and in the Small Cap Value Fund.

(3)  Reflects security issued by Ellington Financial LLC included in the Financials section of the active asset segment of the All America Fund and in the Small Cap Value Fund.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)  for the Three Months Ended March 31, 2010

	Balance	Unrealized	Net Transfers	Balance
	December 31,	Gains	In/(Out) of	March 31,
	2009	(Losses)	Level 3	2010
All America Fund	$761,962	$(5,250)	(341,962)	$414,750
Small Cap Value Fund	$4,471,775	$(30,975)	(1,993,775)	$2,447,025

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2010 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$166,673,578	$40,882,438	$43,505,611	$46,439,529	$4,961,540
Unrealized Depreciation	(103,042,777)	(38,374,450)	(17,836,723)	(6,633,371)	(4,200,542)
Net	$63,630,801	$2,507,988	$25,668,888	$39,806,158	$760,998
Cost of Investments	$751,478,080	$263,482,867	$198,347,178	$180,914,082	$43,795,364

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$65,352,912	$1,927,019	$15,993,677	$706,066	$1,566,426
Unrealized Depreciation	(38,837,515)	(777,540)	(5,835,001)	(251,042)	(902,494)
Net	$26,515,397	$1,149,479	$10,158,676	$455,024	$663,932
Cost of Investments	$389,658,163	$36,513,786	$158,987,879	$9,578,533	$14,973,746

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$4,941,413	$4,749,967	$5,066,332	$4,496,723	$3,610,729
Unrealized Depreciation	(2,193,562)	(1,746,698)	(794,395)	(808,058)	(514,344)
Net	$2,747,851	$3,003,269	$4,271,937	$3,688,665	$3,096,385
Cost of Investments	$48,599,551	$54,848,673	$46,468,167	$37,438,805	$28,118,092

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$3,318,354	$4,070,089	$2,066,572	$4,961,142	$2,225,832
Unrealized Depreciation	(326,924)	(377,742)	(1,632,039)	(5,662,598)	(6,787,027)
Net	$2,991,430	$3,692,347	$434,533	$(701,456)	$(4,561,195)
Cost of Investments	$23,892,958	$26,732,593	$37,852,203	$135,228,694	$130,699,957

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$423	$10,002,788	$18,390,946
Unrealized Depreciation	(90)	(1,832,260)	(3,782,389)
Net	$333	$8,170,528	$14,608,557
Cost of Investments	$115,411,904	$236,875,880	$495,571,670

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 17, 2010

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 17, 2010